UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06139

  BBH Fund, Inc.
BBH Real Return Fund
BBH International Equity Fund
BBH Core Select
BBH Broad Market Fund

(Exact name of registrant as specified in charter)

    40 Water Street Boston MA., 02109-3661
(Address of principal executive offices)

Nancy D. Osborn, Principal Financial Officer,
BBH Fund, Inc., 40 Water Street,
    Boston, MA, 01915.
    Mailing address: 140 Broadway, New York, NY, 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
BROWN [LOGO]
BROTHERS
HARRIMAN

Annual Report
OCTOBER 31, 2006

BBH REAL RETURN FUND
(Formerly, BBH Inflation-Indexed Securities Fund)

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended October 31, 2006, the BBH Real Return Fund Class
I-Shares returned 2.11%(1), while the N-Shares returned 1.91%(1) and the Class A
Shares returned 1.79%(2). The fund's benchmark, the Citigroup Inflation-Linked
Securities Index(3) ("CILS"), returned 3.00% over the same period. The largest detractors from performance were the fund's bulleted yield curve posture throughout the period as well as positions in nominal bonds during the spring.

Signs of stronger economic growth accompanied by a rising Federal Funds Rate led real yields higher across all maturities. This led to negative price returns over the period which were somewhat offset by coupon income and inflation adjustments. Over the period, inflation-linked debt generally underperformed nominal bonds as inflation expectation fell amid a late-summer sell-off in commodities. The real yield curve inverted with yields on short maturities ending the period higher than those on long maturities.

----------
(1) Performance data quoted represents no guarantee of future results.
Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2) Total returns for the reporting period, based on offering price (i.e., the maximum 3% sales charge for Class A shares) for Class A shares was (1.26%).

(3) The CILS measures the return of debentures with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The index employs a minimum maturity of one year and a minimum amount outstanding of USD 1 billion for both entry and exit. The index is unmanaged, and investments cannot be made in an index.

(4) Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

Growth of $10,000 Invested in BBH Real Return Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the
Fund from July 23, 1992 to October 31, 2006 as compared to the CILS and the
3-year Treasury.

Total Return for the Period Ended October 31, 2006
--------------------------------------------------
Since
Five Years Inception
One Year (Annualized) (Annualized)
--------------------------------------------------
Class N 1.91% 6.23% 6.15%
--------------------------------------------------
Class I 2.11% 6.50% 6.45%
--------------------------------------------------
Class A 1.79% -- 3.68%
--------------------------------------------------

[The following information was depicted as a line chart in the printed material]

Date Real Return Fund* CILS 3yr Treas
---- ----------------- ---- ---------
07/23/92 10,000 10,000
07/31/92 9,950 9,972
08/31/92 10,060 10,095
09/30/92 10,191 10,216
10/31/92 10,049 10,114
11/30/92 9,989 10,066
12/31/92 10,109 10,186
01/31/93 10,313 10,347
02/28/93 10,467 10,478
03/31/93 10,485 10,518
04/30/93 10,568 10,598
05/31/93 10,526 10,547
06/30/93 10,650 10,664
07/31/93 10,671 10,682
08/31/93 10,791 10,805
09/30/93 10,823 10,840
10/31/93 10,839 10,857
11/30/93 10,804 10,842
12/31/93 10,817 10,890
01/31/94 10,916 10,969
02/28/94 10,797 10,853
03/31/94 10,627 10,733
04/30/94 10,533 10,654
05/31/94 10,538 10,659
06/30/94 10,539 10,674
07/31/94 10,667 10,788
08/31/94 10,691 10,822
09/30/94 10,605 10,741
10/31/94 10,596 10,767
11/30/94 10,531 10,694
12/31/94 10,561 10,717
01/31/95 10,714 10,902
02/28/95 10,899 11,089
03/31/95 10,952 11,150
04/30/95 11,072 11,269
05/31/95 11,348 11,547
06/30/95 11,412 11,603
07/31/95 11,413 11,620
08/31/95 11,507 11,699
09/30/95 11,584 11,762
10/31/95 11,683 11,889
11/30/95 11,807 12,026
12/31/95 11,911 12,143
01/31/96 11,995 12,253
02/29/96 11,901 12,149
03/31/96 11,837 12,098
04/30/96 11,798 12,064
05/31/96 11,791 12,067
06/30/96 11,893 12,176
07/31/96 11,926 12,213
08/31/96 11,933 12,239
09/30/96 12,066 12,387
10/31/96 12,253 12,575
11/30/96 12,383 12,699
12/31/96 12,325 12,652
01/31/97 12,383 12,708
02/28/97 12,392 12,392 12,718
03/31/97 12,259 12,222 12,675
04/30/97 12,351 12,307 12,798
05/31/97 12,384 12,372 12,890
06/30/97 12,372 12,333 13,000
07/31/97 12,498 12,448 13,208
08/31/97 12,506 12,487 13,183
09/30/97 12,527 12,511 13,328
10/31/97 12,670 12,647 13,448
11/30/97 12,723 12,714 13,473
12/31/97 12,607 12,656 13,581
01/31/98 12,701 12,720 13,764
02/28/98 12,701 12,709 13,739
03/31/98 12,711 12,702 13,786
04/30/98 12,840 12,747 13,841
05/31/98 12,888 12,830 13,922
06/30/98 12,943 12,866 13,998
07/31/98 12,986 12,926 14,072
08/31/98 13,017 12,948 14,397
09/30/98 13,259 13,226 14,616
10/31/98 13,301 13,249 14,670
11/30/98 13,262 13,241 14,620
12/31/98 13,196 13,153 14,637
01/31/99 13,373 13,311 14,719
02/28/99 13,256 13,218 14,525
03/31/99 13,290 13,224 14,636
04/30/99 13,381 13,298 14,680
05/31/99 13,467 13,401 14,602
06/30/99 13,495 13,399 14,653
07/31/99 13,510 13,398 14,679
08/31/99 13,521 13,424 14,712
09/30/99 13,580 13,471 14,814
10/31/99 13,624 13,499 14,833
11/30/99 13,727 13,583 14,861
12/31/99 13,653 13,467 14,845
01/31/00 13,713 13,545 14,798
02/29/00 13,818 13,675 14,913
03/31/00 14,283 14,069 15,049
04/30/00 14,478 14,245 15,058
05/31/00 14,433 14,206 15,112
06/30/00 14,617 14,386 15,314
07/31/00 14,710 14,504 15,420
08/31/00 14,818 14,612 15,565
09/30/00 14,911 14,698 15,700
10/31/00 15,099 14,873 15,804
11/30/00 15,319 15,084 16,019
12/31/00 15,474 15,230 16,281
01/31/01 15,775 15,567 16,491
02/28/01 16,062 15,825 16,641
03/31/01 16,174 15,972 16,814
04/30/01 16,302 16,065 16,771
05/31/01 16,496 16,255 16,856
06/30/01 16,496 16,237 16,922
07/31/01 16,741 16,493 17,219
08/31/01 16,791 16,530 17,371
09/30/01 16,906 16,640 17,756
10/31/01 17,339 17,048 18,030
11/30/01 16,941 16,598 17,866
12/31/01 16,776 16,437 17,781
01/31/02 16,824 16,499 17,867
02/28/02 17,077 16,772 18,012
03/31/02 16,962 16,669 17,738
04/30/02 17,366 17,123 18,042
05/31/02 17,630 17,395 18,186
06/30/02 17,868 17,647 18,389
07/31/02 18,177 17,953 18,761
08/31/02 18,882 18,606 18,996
09/30/02 19,403 19,080 19,323
10/31/02 18,862 18,575 19,322
11/30/02 18,841 18,569 19,150
12/31/02 19,504 19,206 19,487
01/31/03 19,664 19,324 19,449
02/28/03 20,382 19,999 19,670
03/31/03 20,060 19,726 19,689
04/30/03 19,966 19,690 19,748
05/31/03 20,906 20,626 20,014
06/30/03 20,718 20,411 20,009
07/31/03 19,734 19,482 19,709
08/31/03 20,049 19,840 19,695
09/30/03 20,727 20,515 20,067
10/31/03 20,758 20,591 19,894
11/30/03 20,702 20,601 19,848
12/31/03 20,917 20,815 20,017
01/31/04 21,148 21,063 20,087
02/29/04 21,625 21,537 20,250
03/31/04 21,967 21,888 20,384
04/30/04 20,952 20,829 19,976
05/31/04 21,277 21,199 19,926
06/30/04 21,296 21,210 19,952
07/31/04 21,554 21,407 20,066
08/31/04 22,101 21,959 20,296
09/30/04 22,130 21,999 20,278
10/31/04 22,354 22,039 20,369
11/30/2004 22,275 21,977 20,186
12/31/2004 22,661 22,375 20,268
1/31/2005 22,692 22,377 20,228
2/28/2005 22,570 22,283 20,122
3/31/2005 22,590 22,307 20,088
4/30/2005 23,022 22,727 20,270
5/31/2005 23,185 22,890 20,369
6/30/2005 23,280 22,987 20,418
7/31/2005 22,845 22,518 20,273
8/31/2005 23,347 23,020 20,439
9/30/2005 23,333 22,978 20,315
10/31/2005 23,021 22,698 20,265
11/30/2005 23,060 22,732 20,348
12/31/2005 23,330 23,014 20,446
1/31/2006 23,351 23,014 20,458
2/28/2006 23,306 23,023 20,437
3/31/2006 22,782 22,489 20,429
4/30/2006 22,723 22,489 20,482
5/31/2006 22,707 22,545 20,480
6/30/2006 22,609 22,604 20,508
7/31/2006 22,951 22,966 20,707
8/31/2006 23,329 23,379 20,896
9/30/2006 23,329 23,419 21,021
10/31/2006 23,257 23,386 21,101

*net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The CILS has been adjusted to reflect reinvestment of dividends on securities in the index. The CILS is not adjusted to reflect sales, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

FINANCIAL STATEMENT OCTOBER 31, 2006 3


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of
BBH Real Return Fund:

We have audited the accompanying statement of assets and liabilities of BBH Real
Return Fund (a series of the BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
BBH Real Return Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 29, 2006

4

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2006 (unaudited)

BREAKDOWN BY SECURITY TYPE
Percent of
U.S. $ Value Net Assets
------------ ----------
Asset Backed Securities ..................... $ 24,130,234 5.0%
Corporate Bonds ............................. 59,587,495 12.4
Foreign Government Bonds .................... 18,486,582 3.8
U.S. Treasury Notes and Bonds ............... 428,649,579 88.6
Short-Term Investments ...................... 24,300,000 5.0

Other Assets .............................. (71,526,961) (14.8)
------------- -----
NET ASSETS .................................. $ 483,626,929 100.0%
============= =====

All data as of October 31, 2006. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

FINANCIAL STATEMENT OCTOBER 31, 2006 5

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2006

Principal
Amount Value
----------- ------------
U.S. TREASURY NOTES AND BONDS (88.6%)
$13,306,297 0.875%, 4/15/2010(1) ............................. $ 12,539,109
33,637,275 1.625%, 1/15/2015(1) ............................. 31,806,936
7,704,858 1.875%, 7/15/2015(1) ............................. 7,418,638
14,373,218 2.000%, 1/15/2014(1) ............................. 14,008,828
16,301,520 2.000%, 7/15/2014(1) ............................. 15,878,692
31,127,796 2.000%, 1/15/2016(1) ............................. 30,240,156
48,813,110 2.000%, 1/15/2026(1) ............................. 46,652,739
66,772,550 2.375%, 4/15/2011(1) ............................. 66,415,183
89,343,929 2.500%, 7/15/2016(1) ............................. 90,628,247
26,071,580 3.000%, 7/15/2012(1) ............................. 26,875,106
3,249,574 3.375%, 1/15/2007(1),(2) ......................... 3,211,366
45,572,906 3.500%, 1/15/2011(1) ............................. 47,404,709
11,003,117 3.875%, 1/15/2009(1) ............................. 11,237,362
11,516,371 3.875%, 4/15/2029(1) ............................. 14,828,226
9,053,042 4.250%, 1/15/2010(1) ............................. 9,504,282
------------
Total U.S. Treasury Notes and Bonds
(Identified cost $426,078,387) ................... 428,649,579
------------

ASSET BACKED SECURITIES (5.0%)
2,900,000 Advanta Business Card Master Trust 2005-C1
5.830%, 8/22/2011(3) ............................. 2,915,808
3,000,000 Bank of America Credit Card Trust 2006-C5
5.720%, 1/15/2016(3) ........................... 3,001,658
3,000,000 Citibank Credit Card Issuance Trust 2001-C1
6.454%, 1/15/2010(3) ........................... 3,031,004
20,832 Credit-Based Asset Servicing and Securitization
CBO, Ltd. 5.830%, 6/25/2032(3),(4) ............... 20,842
5,000,000 Credit-Based Asset Servicing and Securitization
CBO, Ltd. 6.190%, 6/25/2032(3),(4) ............... 5,025,000
1,560,536 Federated CBO II, Ltd. 8.630%, 7/10/2012(4) ........ 1,611,254
1,901,681 Greenpoint Mortgage Funding Trust 2006-HE1
5.490%, 3/12/2037(3) .............................. 1,901,915
3,750,000 MBNA Credit Card Master Note Trust
2005-C1 5.730%, 10/15/2012(3) .................. 3,780,486
2,840,000 Metris Master Trust 2005-1A 7.230%,
3/21/2011(3),(4) ................................. 2,842,267
------------
Total Asset Backed Securities
(Identified cost $24,115,363) .................... 24,130,234
------------

The accompanying notes are an integral part of these financial statements.

6

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Principal
Amount Value
----------- ------------
CORPORATE BONDS (12.4%)
AUTOMOTIVE (2.4%)
$ 5,000,000 DaimlerChrysler NA Holding Corp. 5.740%,
11/17/2006(3) .................................. $ 5,000,390
2,500,000 DaimlerChrysler NA Holding Corp. .................
4.875%, 6/15/2010 .............................. 2,440,837
4,360,000 Toyota Motor Credit Corp. 6.395%, 2/05/2016(3) ... 4,234,737
------------
11,675,964
------------
BEVERAGE (0.4%)
1,917,000 Coors Brewing Co. 6.375%, 5/15/2012 .............. 1,997,042
------------
BUILDING MATERIALS (0.4%)
2,000,000 Lennar Corp. 6.140%, 3/19/2009(3) ................ 1,999,734
------------
CABLE (0.6%)
2,500,000 COX Communications, Inc. 7.125%, 10/01/2012 ...... 2,672,405
------------
FINANCE (3.8%)
2,500,000 iStar Financial, Inc. 5.730%, 9/15/2009(3),(4) ... 2,500,323
1,890,000 Merrill Lynch & Co., Inc. 5.310%, 3/02/2009(3) ... 1,825,343
4,000,000 Pemex Project Funding Master Trust 6.690%,
6/15/2010(3),(4) ............................... 4,106,000
9,157,000 SLM Corp. 6.270%, 1/31/2014(3) ................... 8,715,999
1,360,000 Vita Capital II, Ltd. 6.772%, 1/01/2010(3),(4) ... 1,329,726
------------
18,477,391
------------
FOREST PRODUCTS & PAPER (0.5%)
2,500,000 International Paper Co. 5.850%, 10/30/2012 ....... 2,568,495
------------
INDUSTRIAL (0.6%)
2,500,000 Masco Corp. 7.125%, 8/15/2013 .................... 2,661,158
------------
INSURANCE (0.6%)
2,950,000 Allstate Life Global Funding Trust
5.200%, 3/01/2010(3) ........................... 2,803,356
------------
TELECOMMUNICATIONS (1.1%)
2,500,000 Time Warner, Inc. 6.875%, 5/01/2012 .............. 2,654,058
2,500,000 Sprint Capital Corp. 7.625%, 1/30/2011 ........... 2,694,530
------------
5,348,588
------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 7

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Principal
Amount Value
----------- ------------
CORPORATE BONDS (continued)
UTILITIES (2.0%)
$ 2,500,000 Dominion Resources, Inc. 4.750%,
12/15/2010 ............................... $ 2,443,467
2,500,000 PPL Energy Supply LLC. 6.400%, 11/01/2011 .. 2,606,500
4,349,925 Tennessee Valley Authority
3.375%, 1/15/2007 ........................ 4,333,395
------------
9,383,362
------------
Total Corporate Bonds
(Identified cost $60,103,058) .............. 59,587,495
------------
FOREIGN GOVERNMENT BONDS (3.8%)
(Euro) 10,458,111 Government of France 3.150%, 7/25/2032 ..... 13,384,645
PLN 15,360,402 Government of Poland 4.250%, 5/24/2011 ..... 5,101,937
------------
Total Foreign Government Bonds
(Identified cost $18,244,470) .............. 18,486,582
------------
SHORT-TERM INVESTMENTS (5.0%)
$ 20,000,000 RaboBank USA Financial 5.281%, 11/01/2006 .. 20,000,000
4,300,000 UBS Finance 5.281%, 11/01/2006 ............. 4,300,000
------------
Total Short-Term Investments ...............
(Identified cost $24,300,000) 24,300,000
------------

TOTAL INVESTMENTS (Identified cost $552,841,278)(5) . 114.8% $ 555,153,890
LIABILITIES IN EXCESS OF OTHER ASSETS ............... (14.8) (71,526,961)
----- -------------
NET ASSETS .......................................... 100.0% $ 483,626,929
===== =============

----------
(1) Inflation Protected Security.

(2) Security held as collateral on futures contracts.

(3) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the October
31, 2006 coupon rate.

(4) Securities exempt from registration under Rule 144A of the Security Act of
1933. These securities may be resold. in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at October 31, 2006 was $17,435,412 or
3.61% of net assets.

(5) The aggregate cost for federal income tax purposes is $554,886,904, the aggregate gross unrealized appreciation is $4,364,534, and the aggregate gross unrealized depreciation is $4,097,548, resulting in net unrealized appreciation of $266,986.

The accompanying notes are an integral part of these financial statements.

8

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Securities with an aggregate market value of $65,893,750 have been segregated with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

Repurchase
Counter-Party Rate Date Security Value
------------- ---- ---------- -------- -----
Barclays 5.23% 11/24/2006 U.S. Treasury Notes $65,893,750
TIPS 2.500%, 07/15/2016

A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2006 is as follows:

Unrealized
Notional Market Appreciation/
Description Value Value (Depreciation)
----------- -------- ------ --------------
Buy Contracts:
Euro settling 11/30/06 14,877,134 14,877,134 $ 14,877,134
Polish Zloty settling 11/30/06 5,107,370 5,107,370 5,107,370

Sell Contracts:
Euro settling 11/30/06 (11,675,300) (14,936,259) $(14,936,259)
Polish Zloty settling 11/30/06 (15,561,900) (5,139,749) (5,139,749)
------------
$ (91,504)
============

A summary of obligations under open futures contracts at October 31, 2006 is as follows:


Unrealized
Expiration Base Contract Appreciation
Position Date Contracts Note/Bond Value (Depreciation)
-------- ---------- --------- --------- ------------- --------------
Short 12/2006 1,300 U.S. 5Yr Treasury Note $137,231,250 $(715,625)
Short 12/2006 150 U.S. Treasury Bonds $ 16,898,438 $(303,125)


As of October 31, 2006, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

At October 31, 2006, the Fund had the following open swap agreements:

Amount Due
Notional from (to) Broker
Amount Description at Value
-------- ----------- ----------------
115,000,000 Agreement with Lehman terminating 10/19/11 to pay a fixed rate of 5.176% interest and receive the
3 months LIBOR paid quarterly. $724,500

55,500,000 Agreement with CDS terminating12/20/11 to pay a
fixed rate of 0.4% interest and receive the 3
months LIBOR paid quarterly. 106,489

10,000,000 Agreement with Goldman Sachs terminating 08/04/16 to pay 3.017% the 3 months LIBOR paid quarterly. (124,450)

40,000,000 Agreement with Barclays terminating 09/22/08 to
pay 2.930% the 3 months LIBOR paid quarterly. (149,596)
--------
$556,943
========
LIBOR - London Interbank Offered Rate

As of October 31, 2006, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviations:
(Euro) - Euro
PLN - Polish Zloty

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 9

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

ASSETS:
Investments in securities, at value (identified cost
$552,841,278) .............................................. $ 555,153,890
Cash ......................................................... 606,918
Foreign currency at value (identified cost $13,300) .......... 16,988
Receivables for:
Unrealized appreciation of forward foreign exchange
currency contract ....................................... 19,984,504
Interest and other receivables ............................ 3,410,599
Swap Agreements ........................................... 556,943
Capital stock sold ........................................ 95,278
-------------
Total Assets ............................................ 579,825,120
-------------
LIABILITIES:
Reverse repurchase agreements, at fair value ................. 65,893,750
Payables for:
Unrealized depreciation of forward foreign exchange
currency contract ....................................... 20,076,008
Investments purchased ..................................... 7,665,853
Capital stock redeemed .................................... 1,118,128
Variation margin on futures contracts ..................... 1,023,080
Investment advisory fees .................................. 104,242
Custody and accounting fees ............................... 81,644
Shareholder servicing fees ................................ 79,339
Professional fees ......................................... 48,294
Administrative fees ....................................... 41,697
Distribution fees ......................................... 10,624
Board of Directors' fees .................................. 3,848
Dividend distribution ..................................... 236
Accrued expenses and other liabilities .................... 51,448
-------------
Total Liabilities ....................................... 96,198,191
-------------
NET ASSETS ................................................... $ 483,626,929
=============
Net Assets Consist of:
Par value ................................................. $ 46,529
Paid-in capital ........................................... 508,816,607
Undistributed net investment income ....................... 711,516
Accumulated net realized loss on investments,
foreign exchange transactions and futures contracts ..... (27,924,586)
Net unrealized appreciation on investments,
foreign currency translations and futures contracts ..... 1,976,863
-------------
Net Assets ................................................... $ 483,626,929
=============
CLASS N SHARES NET ASSET VALUE
($357,342,849 / 34,405,594 shares outstanding) ............ $10.39
======
CLASS I SHARES NET ASSET VALUE
($119,369,276 / 11,458,143 shares outstanding) ............ $10.42
======
CLASS A SHARES NET ASSET VALUE
($6,914,804 / 665,276 shares outstanding) ................. $10.39
Sales charge at 3.00% of Public Offering Price ............ 0.32
------
Maximum Offering Price .................................... $10.71
======

The accompanying notes are an integral part of these financial statements.

10

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the year ended October 31, 2006

NET INVESTMENT INCOME:
Income:
Interest and other income (net of withholding taxes
of $43,601) ........................................... $ 31,448,908
-------------
Total Income .......................................... 31,448,908
-------------
Expenses:
Investment advisory fees ................................ 1,378,650
Shareholder servicing fees .............................. 1,111,114
Administrative fees ..................................... 551,460
Custody and accounting fees ............................. 265,254
Professional fees ....................................... 71,017
Board of Directors' fees ................................ 34,880
Distribution fees ....................................... 5,470
Miscellaneous expenses .................................. 234,340
-------------
Total Expenses ........................................ 3,652,185
Expense offset arrangement ............................ (27,390)
-------------
Net Expenses .......................................... 3,624,795
-------------
Net Investment Income ..................................... 27,824,113
-------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments, futures contracts and
swap agreements ......................................... (23,313,207)
Net realized loss on foreign exchange transactions ........ (1,508,778)
-------------
Net realized loss ....................................... (24,821,985)
-------------
Net change in unrealized appreciation (depreciation)
on investments and futures contracts .................... 5,917,742
Net change in unrealized appreciation (depreciation)
on foreign currency translations ........................ 92,472
-------------
Net change in unrealized appreciation (depreciation) .... 6,010,214
-------------
Net Realized and Unrealized Loss ...................... (23,967,726)
-------------
Net Increase in Net Assets Resulting from Operations ...... $ 9,012,342
=============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 11

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended October 31,
-------------------------------
2006 2005
------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income .................... $ 27,824,113 $ 22,653,002
Net realized gain (loss) on investments,
foreign exchange transactions, futures
contracts and swap agreements .......... (24,821,985) 13,151,300
Net change in unrealized appreciation
(depreciation) on investments, foreign
currency translations and futures
contracts .............................. 6,010,214 (20,433,730)
------------- -------------
Net increase in net assets resulting from
operations ............................. 9,012,342 15,370,572
------------- -------------
Dividends and distributions declared:
From net investment income:
Class N .................................. (20,521,653) (18,408,255)
Class I .................................. (5,398,134) (3,971,619)
Class A .................................. (426,749) (441,728)
From net realized gains
Class N .................................. (13,272,455) (6,554,148)
Class I .................................. (2,627,706) (1,370,717)
Class A .................................. (256,379) (210,518)
------------- -------------
Total dividends and distributions
declared ............................. (42,503,076) (30,956,985)
------------- -------------
Capital stock transactions:

Net proceeds from sales of capital stock . 109,930,850 229,259,293
Net asset value of capital stock issued
to shareholders for reinvestment of
dividends and distributions ............ 38,146,957 25,908,819
Net cost of capital stock redeemed ....... (226,179,019) (112,653,841)
------------- -------------
Net increase (decrease) in net assets
resulting from capital stock
transactions ......................... (78,101,212) 142,514,271
------------- -------------
Total increase (decrease) in net assets (111,591,946) 126,927,858

NET ASSETS:
Beginning of year .......................... 595,218,875 468,291,017
------------- -------------
End of year (including undistributed net
investment income of $711,516 and
$743,023, respectively) .................. $ 483,626,929 $ 595,218,875
============= =============

The accompanying notes are an integral part of these financial statements.

12

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS(1)
For the year ended October 31, 2006

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations ................ $ 9,012,342
Adjustments:
Purchase of portfolio investments ......................... (6,884,131,824)
Sales of portfolio investments ............................ 6,922,843,903
Increase in foreign currency at value ..................... (16,988)
Decrease in receivable for capital stock sold ............. 1,580,347
Increase in receivable for swap agreements ................ (556,943)
Decrease in interest and other receivables ................ 156,522
Decrease in receivable for investments sold ............... 27,120,630
Increase in appreciation of forward foreign exchange
currency contracts ...................................... (19,980,210)
Increase in reverse repurchase agreements ................. 33,768,750
Decrease in payable for investments purchased ............. (12,692,017)
Increase in payable for capital stock redeemed ............ 608,114
Increase in dividends payable ............................. 236
Increase in variation margin payable ...................... 1,023,080
Increase in accrued expenses and other liabilities ........ 10,699
Increase in depreciation of forward foreign exchange
currency contracts ...................................... 20,076,008
Net realized loss on investments, futures contracts
and swap agreements ..................................... 28,469,162
Net realized loss on foreign exchange transactions ........ 1,508,778
Net change in unrealized appreciation (depreciation)
of investments and foreign currency denominated
assets and liabilities .................................. (6,010,214)
Accretion of bond discount and amortization of bond
premium ................................................. 841,524
---------------
Net increase in cash from operating activities ............ 123,631,899
---------------
Financing Activities:(2)
Proceeds from shares sold ................................. 109,930,850
Payment on shares redeemed ................................ (226,179,019)
Cash dividends paid ....................................... (4,356,119)
Effect of exchange rate on cash ........................... (2,574,065)
---------------
Net decrease in cash from financing activities ............ (123,178,353)
---------------
Net increase in cash ...................................... 453,546
---------------
Cash at the beginning of the period: ...................... $ 153,372
---------------
Ending balance ............................................ $ 606,918
===============

----------
(1) This statement of cash flows is presented as the Fund's investment in reverse repurchase agreements is 11.64% of average net assets for the year ended October 31, 2006. Reverse repurchase agreements constitute debt in accordance with accounting principles generally accepted in the United
States of America. For discussion of reverse repurchase agreements, see footnote H on page 19.

(2) Non-cash financing activities included herein consist of reinvestment of distributions of $38,146,957.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 13

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year


For the years ended October 31,
----------------------------------------------------------------------
2006 2005 2004 2003 2002
------ ------ ------ ------ ------
Net asset value, beginning of year ..... $11.00 $11.32 $11.32 $10.89 $10.50
------ ------ ------ ------ ------
Income from investment operations:
Net investment income ............... 0.52(1) 0.46(1) 0.38(1) 0.35(1) 0.37
Net realized and unrealized
gain (loss) ....................... (0.31) (0.14) 0.45 0.71 0.52
------ ------ ------ ------ ------
Total income from investment
operations ...................... 0.21 0.32 0.83 1.06 0.89
------ ------ ------ ------ ------
Less dividends and distributions:
From net investment income .......... (0.52) (0.45) (0.40) (0.33) (0.38)
From net realized gains ............. (0.30) (0.19) (0.43) (0.30) (0.12)
------ ------ ------ ------ ------
Total dividends and distributions . (0.82) (0.64) (0.83) (0.63) (0.50)
------ ------ ------ ------ ------
Net asset value, end of year ........... $10.39 $11.00 $11.32 $11.32 $10.89
====== ====== ====== ====== ======
Total return ........................... 1.91% 2.91% 7.77% 10.05% 8.77%
Ratios/Supplemental data:
Net assets, end of year (in millions) $357 $489 $373 $380 $229
Expenses as a percentage of average
net assets ........................ 0.71%(2) 0.71%(2) 0.72%(2) 0.67%(2),(3) 0.65(2),(3)
Ratio of net investment income to
average net assets ................ 4.97% 4.10% 3.43% 3.43% 3.88%
Portfolio turnover rate ............. 485% 572% 553% 393% 458%

----------
(1) Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the years ended October
31, 2006, 2005, 2004, 2003 and 2002 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.71%, 0.71%, 0.72%, 0.67%
and N/A, respectively.

(3) Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows: N/A N/A N/A 0.72% 0.80%


The accompanying notes are an integral part of these financial statements.

14

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year


For the years ended October 31,
---------------------------------------------------------
2006 2005 2004 2003 2002
------ ------ ------ ------ ------
Net asset value, beginning of year ..... $11.03 $11.33 $11.34 $10.90 $10.50
------ ------ ------ ------ ------
Income from investment operations:
Net investment income ............... 0.56(1) 0.49(1) 0.43(1) 0.38(1) 0.42
Net realized and unrealized
gain (loss) ....................... (0.34) (0.12) 0.41 0.72 0.49
------ ------ ------ ------ ------
Total income from investment
operations ...................... 0.22 0.37 0.84 1.10 0.91
------ ------ ------ ------ ------
Less dividends and distributions:
From net investment income .......... (0.53) (0.48) (0.42) (0.36) (0.39)
From net realized gains ............. (0.30) (0.19) (0.43) (0.30) (0.12)
------ ------ ------ ------ ------
Total dividends and distributions . (0.83) (0.67) (0.85) (0.66) (0.51)
------ ------ ------ ------ ------
Net asset value, end of year ........... $10.42 $11.03 $11.33 $11.34 $10.90
====== ====== ====== ====== ======
Total return ........................... 2.11% 3.30% 7.99% 10.27% 9.09%
Ratios/Supplemental data:
Net assets, end of year (in millions) $120 $96 $83 $55 $41
Expenses as a percentage of
average net assets ................ 0.46%(2) 0.46%(2) 0.47%(2) 0.42%(2),(3) 0.40%(2),(3)
Ratio of net investment income to
average net assets ................ 5.36% 4.33% 3.78% 3.16% 4.29%
Portfolio turnover rate ............. 485% 572% 553% 393% 458%

----------
(1) Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the years ended October
31, 2006, 2005, 2004, 2003 and 2002 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.45%, 0.46%, 0.46%, 0.42%
and N/A, respectively.

(3) Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows: N/A N/A N/A 0.47% 0.55%


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 15

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class A share outstanding throughout each period


For the period from
March 7, 2003
For the years ended October 31, (commencement of
------------------------------- operations) through
2006 2005 2004 October 31, 2003
------ ------ ------ -------------------
Net asset value, beginning of period ..... $11.02 $11.34 $11.35 $11.40
Income from investment operations:
Net investment income(1) .............. 0.53 0.42 0.40 0.17
Net realized and unrealized
gain (loss) ......................... (0.33) (0.12) 0.39 0.02
------ ------ ------ ------
Total income from investment
operations .......................... 0.20 0.30 0.79 0.19
------ ------ ------ ------
Less dividends and distributions:
From net investment income ............ (0.53) (0.43) (0.37) (0.24)
From net realized gains ............... (0.30) (0.19) (0.43) --
------ ------ ------ ------
Total dividends and distributions . (0.83) (0.62) (0.80) (0.24)
------ ------ ------ ------
Net asset value, end of period ........... $10.39 $11.02 $11.34 $11.35
====== ====== ====== ======
Total return ............................. 1.79% 2.63% 7.40% 1.75%
Ratios/Supplemental data:
Net assets, end of period (in millions) $7 $10 $13 $4
Expenses as a percentage of
average net assets(2) ............... 0.77% 1.01% 1.02% 1.00%(3),(4)
Ratio of net investment income to
average net assets .................. 5.00% 3.68% 3.51% 2.86%(3)
Portfolio turnover rate ............... 485% 572% 553% 393%(3)

----------
(1) Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the years ended October
31, 2006, 2005, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.77%, 1.02%, 1.03% and
1.00%, respectively.

(3) Annualized.

(4) Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows: N/A N/A N/A 1.02%(3)


The accompanying notes are an integral part of these financial statements.

16

BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2006

1. Organization and Significant Accounting Policies. BBH Real Return Fund
(the "Fund") (formerly BBH Inflation-Indexed Fund) is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The
Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Corporation's Board
of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the
Corporation's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003.
Class A shares are sold with a front end sales charge of up to 3.0% for purchases not exceeding $50,000. A contingent deferred sales charge of
0.75% may be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, Class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Corporation's Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by
amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the
Corporation's Board of Directors.

B. Inflation-Adjusted Debt Securities. The Fund generally invests in inflation-adjusted debt securities issued by the U.S. Treasury. The
Fund may also invest in inflation-adjusted debt securities issued by
U.S. Government agencies and instrumentalities other than the U.S.
Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt
securities is adjusted by references to changes in the Consumer
Price Index or another general price wage index. These debt
securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security

FINANCIAL STATEMENT OCTOBER 31, 2006 17


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types inflation-adjusted securities may use other methods to adjust for other measures of inflation.

C. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors.
The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and
dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2006.

D. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of
identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the
Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code")
applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss
carryforwards. These differences may result in temporary
over-distributions for financial statement purposes and are
classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax
classification. As such, the character of distributions to
shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

18


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

F. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("Contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are
determined using forward currency exchange rates supplied by a quotation service. Information regarding forward currency exchange contracts is included at the end of the Portfolio of Investments.

G. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The
Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At October 31, 2006, the
Fund had no open repurchase agreements.

H. Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government
Obligations as designated by the Federal Reserve Bank of New York.
Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Information regarding reverse repurchase agreements is included in the Portfolio of Investments.
Reverse repurchase agreements constitute debt. For the year ended
October 31, 2006, the ratio of the Fund's average debt outstanding
(including reverse repurchase agreements) to average net assets was
11.98%.

I. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk.
Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the
Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expi-

FINANCIAL STATEMENT OCTOBER 31, 2006 19


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

ration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding futures contracts is included at the end of the Portfolio of Investments.

J. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in
Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A
Security may be considered illiquid and therefore subject to the 15%
limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A
Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of
Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

K. Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.
Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the
Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the
underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

L. Dividends and Distributions to Shareholders. Dividends to
shareholders from net investment income are declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally paid and declared annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005, respectively, were as follows:


Distribution paid from:
--------------------------------------------------------------------------------
Net Total Total
Ordinary long term taxable Tax return distributions
Income capital gain distributions of capital paid
-------- ------------ ------------- ---------- -------------
2006: $34,781,656 $7,721,420 $42,503,076 - $42,503,076
2005: 26,015,083 4,941,902 30,956,985 - 30,956,985


20


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

As of October 31, 2006 and 2005, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Components of accumulated earnings/(deficit):
----------------------------------------------------------------------------------------------
Total
Undistributed Undistributed Accumulated Unrealized accumulated ordinary long-term Accumulated capital and appreciation/ earnings/
income capital gains earnings other losses (depreciation) (deficit)
------------- ------------- ----------- ------------ -------------- -----------
2006: $ 620,012 $ -- $ 620,012 $(26,897,710) $ 1,041,491 $(25,236,207)
2005: 9,181,978 7,721,574 16,903,552 -- (8,649,025) 8,254,527


The Fund had a net capital loss carryforward of approximately
$26,897,710 which will expire on October 31, 2014.

Total distributions paid may differ from the Statement of Changes in
Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized
appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, forward currency contracts marked to market and futures marked to market.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

M. Accounting Developments. In June 2006, Financial Accounting
Standards Board Interpretation No. 48, Accounting for Uncertainty in
Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December
15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

In September 2006, Statement of Financial Accounting Standards No.
157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been
determined.

2. Transactions with Affiliates.

Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of
0.25% of the Fund's average daily net assets. For the year ended October
31, 2006, the Fund incurred $1,378,650 for advisory services.

FINANCIAL STATEMENT OCTOBER 31, 2006 21


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

Administrative Fees. The Corporation has an administrative agreement with
Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company
("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2006, the Fund incurred $551,460 for administrative services.

Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
$400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2006, the Fund incurred $265,254 for custody and accounting services. These fees were reduced by $27,390 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with
BBH, BBH will make overnight loans to the Fund to cover overdrafts.
Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the
Fund for the year ended October 31, 2006 was $166,931.

Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares' and
Class A shares' average daily net assets. For the year ended October 31,
2006, the Fund incurred $1,111,114 for shareholder servicing fees.

Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the year ended October 31, 2006, the Fund paid no fees to BBH for security lending services.

Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2006, the Fund incurred $34,880 for these fees.

3. Distribution Plan. The Fund has adopted a distribution plan effective
November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to
0.30% of Class A shares' average daily net assets. For the year ended
October 31, 2006, the Fund incurred $5,470 for distribution fees.

For the year ended October 31, 2006, $1,077 in front-end sales loads from the sales of Class A shares were retained by Lincoln Financial Advisors
Corp., an affiliated broker-dealer of the Fund.

4. Investment Transactions. For the year ended October 31, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $3,053,266,328 and $3,125,938,468, respectively.

22


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund, 277,777,778 shares have been classified as Class I shares of the Fund and 277,777,777 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:


SHARES AMOUNT
For the years ended October 31, For the years ended October 31,
------------------------------- -------------------------------
2006 2005 2006 2005
---- ---- ---- ----
Class N
Capital stock sold .................. 6,288,489 18,387,145 $ 66,929,780 $ 197,656,268
Capital stock issued in
connection with
re-investment of dividends ....... 3,053,382 1,233,520 32,308,931 22,257,677
Capital stock redeemed .............. (19,387,653) (8,109,162) (203,551,461) (90,663,352)
----------- ---------- ------------- -------------
Net increase (decrease) ............. (10,045,782) 11,511,503 $(104,312,750) $ 129,250,593
=========== ========== ============= =============
Class I
Capital stock sold .................. 3,997,872 2,626,540 $ 41,931,489 $ 29,372,453
Capital stock issued in
connection with
re-investment of dividends ....... 492,954 272,701 5,217,311 3,054,785
Capital stock redeemed .............. (1,760,812) (1,496,292) (18,390,572) (16,953,044)
----------- ---------- ------------- -------------
Net increase ........................ 2,730,014 1,402,949 $ 28,758,228 $ 15,474,194
=========== ========== ============= =============
Class A
Capital stock sold .................. 101,141 199,052 $ 1,069,581 $ 2,230,572
Capital stock issued in
connection with
re-investment of dividends ....... 58,627 53,199 620,715 596,357
Capital stock redeemed .............. (402,225) (451,159) (4,236,986) (5,037,445)
----------- ---------- ------------- -------------
Net decrease ........................ (242,457) (198,908) $ (2,546,690) $ (2,210,516)
=========== ========== ============= =============


FINANCIAL STATEMENT OCTOBER 31, 2006 23


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2006 (unaudited)

EXAMPLE
As a shareholder of BBH Real Return Fund (the "Fund"), you may incur two types of costs: (1) transaction costs,including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and
exchange fees; and (2) ongoing costs, including management fees; distribution
12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2006 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
Beginning Ending During Period
Account Value Account Value May 1, 2006 to
Class N May 1, 2006 October 31, 2006 October 31, 2006(1)
------------- ---------------- -------------------
Actual ............... $1,000 $1,032.40 3.64
Hypothetical(2) ...... $1,000 $1,021.63 3.62

Expenses Paid
Beginning Ending During Period
Account Value Account Value May 1, 2006 to
Class I May 1, 2006 October 31, 2006 October 31, 2006(1)
------------- ---------------- -------------------
Actual ............... $1,000 $1,033.60 2.36
Hypothetical(2) ...... $1,000 $1,022.89 2.35

Expenses Paid
Beginning Ending During Period
Account Value Account Value May 1, 2006 to
Class A May 1, 2006 October 31, 2006 October 31, 2006(1)
------------- ---------------- -------------------
Actual ............... $1,000 $1,032.90 3.95
Hypothetical(2) ...... $1,000 $1,021.32 3.92

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.71%, 0.46%
and 0.77% for Class N, I and A shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2006 25


BBH REAL RETURN FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

The Fund hereby designates $7,721,420 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

In January 2007, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2006. Shareholders should use the information on Form 1099 for their income tax returns.

26


DIRECTORS AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of the BBH Fund, Inc. (the
"Corporation") and executive officers of the Corporation is set forth below.
Part B to the Registration Statement of the BBH Real Return Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.


Term of Number of
Office# Funds in
and Fund Other
Name, Position(s) Length Complex Trustee/
Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
----------------------------------------------------------------------------------------------------------------------------------

Directors

Joseph V. Shields, Jr. Chairman of the Since Managing Director, Chairman and Chief 10 None
Birth Date: Board and Director 1990 Executive Officer of Shields &
March 17, 1938 Company (member of New York Stock
Shields & Company Exchange); Chairman of Capital
140 Broadway Management Associates, Inc.
New York, NY 10005 (registered investment adviser);
Director of Flowers Foods, Inc. (New
York Stock Exchange listed company).

David P. Feldman Director Since Director of Jeffrey Co. (1992 to 10 Director of
Birth Date: 1990 present); Director of QMED (1999 to Dreyfus Mutual
November 16, 1939 present). Funds (59 Funds)
P.O. Box 864
Carefree, AZ 85377

Arthur D. Miltenberger Director Since Retired; Trustee, R.K. Mellon Family 10 None
Birth Date: 1992 Trusts (1981-June 2003); General
November 8, 1938 Partner, Mellon Family Investment
503 Darlington Road Company IV, V and VI (1983-2002);
Ligonier, PA 15658 Director of Aerostructures Corporation
(aircraft manufacturer) (1996-July 2003).

Eugene P. Beard Director Since Chairman & CEO of Westport Asset 10 Director of Old
Birth Date: 1993 Fund, Inc. Westbury Funds
March 17, 1935 (7 Funds)
River Park
800 Connecticut
Avenue, 3 East
Norwalk, CT 06854

Alan G. Lowy Director Since Private Investor. 10 None
Birth Date: 1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436


FINANCIAL STATEMENT OCTOBER 31, 2006 27


DIRECTORS AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)


Term of Number of
Office# Funds in
and Fund Other
Name, Position(s) Length Complex Trustee/
Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
----------------------------------------------------------------------------------------------------------------------------------

Samuel F. Pryor, IV Director Since Private Investor. 10 None
Birth date: 2005
June 12, 1955
130 East 67th Street
New York, NY 10021

Officers

John A. Nielsen President, Since President and Principal Executive N/A N/A
Birth Date: Principal Executive 2004 Officer of BBH Trust, BBH Prime
July 15, 1943 Officer Institutional Money Market Fund, Inc.,
140 Broadway BBH Fund, Inc. and BBH U.S. Money
New York, NY 10005 Market Portfolio (since January 2004);
He joined Brown Brothers Harriman & Co.
("BBH & Co.") in 1968 and has been a
Partner of the firm since 1987.

Michael F. Hogan Chief Since Chief Compliance Officer to the BBH N/A N/A
Birth Date: Compliance 2005 Trust, BBH Prime Institutional Money
January 26, 1963 Officer Market Fund, Inc., BBH Fund, Inc. and
50 Milk Street the BBH U.S. Money Market Portfolio;
Boston, MA 02109 Senior Vice President of BBH & Co.
since September 1994; Joined BBH & Co.
in 1985.

Charles H. Schreiber Treasurer, Since Treasurer, Principal Financial Officer N/A N/A
Birth Date: Principal Financial 2006 and Anti Money Laundering Officer of
December 10, 1957 Officer, Anti Money BBH Trust, BBH Prime Institutional
140 Broadway Laundering Officer Money Market Fund, Inc., BBH Fund, Inc.
New York, NY 10005 and BBH U.S. Money Market Portfolio;
Senior Vice President of BBH & Co.
since September 2001; Joined BBH & Co.
in 1999.

Gail C. Jones Secretary Since Secretary of BBH Trust, BBH Prime N/A N/A
Birth Date: 2002 Institutional Money Market Fund, Inc.,
October 26, 1953 BBH Fund, Inc. and BBH U.S. Money Market
1001 Liberty Avenue Portfolio (since August 2002); Counsel,
Pittsburgh, PA ReedSmith, LLP (since October 2002);
15222-3779 Corporate Counsel (January 1997-September
2002) and Vice President (January
1999-September 2002) of Federated
Services Company.


28


DIRECTORS AND OFFICERS OF BBH REAL RETURN FUND
--------------------------------------------------------------------------------
(unaudited)


Term of Number of
Office# Funds in
and Fund Other
Name, Position(s) Length Complex Trustee/
Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
----------------------------------------------------------------------------------------------------------------------------------

Judith J. Mackin Vice President Since Vice President of BBH Trust, BBH Prime N/A N/A
Birth Date: 2002 Institutional Money Market Fund, Inc.,
May 30, 1960 BBH Fund, Inc. and BBH U.S. Money
1001 Liberty Avenue Market Portfolio (since August 2002);
Pittsburgh, PA Vice President (since November 1997) of
15222-3779 Federated Services Company.

Victor Siclari Assistant Secretary Since Assistant Secretary of BBH Trust, BBH N/A N/A
Birth Date: 2002 Prime Institutional Money Market Fund,
November 17, 1961 Inc., BBH Fund, Inc. and BBH U.S. Money
1001 Liberty Avenue Market Portfolio (since August 2002);
Pittsburgh, PA Partner, ReedSmith, LLP (since October
15222-3779 2002); Vice President (March
1996-September 2002) and Senior
Corporate Counsel (July 1998-September
2002) of Federated Investors, Inc.

John C. Smith Assistant Treasurer Since Assistant Treasurer of BBH Trust, BBH N/A N/A
Birth Date: 2002 Prime Institutional Money Market Fund,
August 2, 1965 Inc., BBH Fund, Inc. and BBH U.S. Money
50 Milk Street Market Portfolio (since August 2002);
Boston, MA 02109 Vice President (since September 2004),
Assistant Vice President (since
September 2001), Associate (September
2000-August 2001) and Senior Analyst
(June 1999-August 2000) of BBH & Co.

Nancy D. Osborn Assistant Secretary, Since Assistant Secretary of BBH Trust, BBH N/A N/A
Birth Date: Assistant Treasurer 2002 Prime Institutional Money Market Fund,
May 4, 1966 Inc., BBH Fund, Inc. and BBH U.S. Money
140 Broadway Market Portfolio (since August 2002);
New York, NY 10005 Assistant Vice President of BBH & Co.
since 2003. Joined BBH & Co. in 1996.


-----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of
Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the
Corporation's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money
Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH
Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.

FINANCIAL STATEMENT OCTOBER 31, 2006 29


INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone: Call 1-800-575-1265
By E-mail send your request to: bbhfunds@bbh.com
On the internet: www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

BROWN [LOGO]
BROTHERS
HARRIMAN

Brown [LOGO]
Brothers
Harriman

Annual Report
October 31, 2006

BBH International Equity Fund


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended October 31, 2006, the BBH International Equity
Fund Class N Shares returned 26.62%(1) net of fees, while the Class I Shares returned 26.98%(1). The benchmark MSCI Europe, Australasia Far East Index (the
"EAFE")(2) returned 27.52% over the same period. The Fund continues to employ two sub-advisors who are monitored by BBH. One manager, Mondrian Investment
Partners, employs a value strategy while the other, Walter Scott & Partners, employs a growth strategy. New assets continue to be equally allocated between both managers.

Stock selection was a significant contributor to performance in the last twelve months. Selection was positive across a broad range of countries and industries.
Currency movements had a negative impact on returns relative to the benchmark, driven by above-benchmark exposure to the yen and below-benchmark exposure to the euro(3) and the pound. The partial pound hedge remains in place, while the euro hedge expired during the third quarter of 2006. The allocation to Europe remains well below that of the benchmark, primarily due to the underweight to the United Kingdom, where both sub-advisors have had a difficult time finding stocks that meet their respective valuation criteria.

----------
(1) Performance data quoted represents no guarantee of future results.
Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2) MSCI Europe, Australasia and Far East Index (EAFE): An unmanaged market capitalization-weight equity index comprising 20 of 48 countries in the
MSCI universe and representing the developed world outside of North
America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

(3) International investing involves special risks including: currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

2

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

Growth of $10,000 Invested in BBH International Equity Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the
Fund from April 1, 1995 to October 31, 2006 as compared to the EAFE.

[The following information was depicted as a line chart in the printed material]

Total Return for the Period Ended October 31, 2006
---------------------------------------------------------
Since
Five Years Inception
One Year (Annualized) (Annualized)
---------------------------------------------------------
Class N 26.62% 11.73% 6.74%(2)
---------------------------------------------------------
Class I 26.98% 12.07% 7.04%
---------------------------------------------------------

Date International EquiMSCI-EAFE
-------- ------------- -------------
03/31/95 10,000.00 10,000.00
04/30/95 9,946.60 10,376.09
05/31/95 10,373.31 10,252.40
06/30/95 10,313.43 10,072.60
07/31/95 10,646.03 10,699.69
08/31/95 10,508.07 10,291.53
09/30/95 10,449.20 10,492.53
10/31/95 10,273.51 10,210.49
11/30/95 10,196.82 10,494.58
12/31/95 10,673.36 10,917.41
01/31/96 10,980.13 10,962.23
02/29/96 10,937.26 10,999.29
03/31/96 11,375.14 11,232.87
04/30/96 11,807.85 11,559.45
05/31/96 11,761.44 11,346.73
06/30/96 11,768.93 11,410.59
07/31/96 11,289.04 11,077.09
08/31/96 11,231.95 11,101.36
09/30/96 11,473.11 11,396.28
10/31/96 11,325.61 11,279.66
11/30/96 11,622.14 11,728.46
12/31/96 11,533.24 11,577.59
01/31/97 11,051.58 11,172.40
02/28/97 11,176.59 11,355.13
03/31/97 11,157.35 11,396.25
04/30/97 11,102.60 11,456.72
05/31/97 11,935.24 12,202.26
06/30/97 12,419.76 12,875.18
07/31/97 12,713.14 13,083.59
08/31/97 11,564.07 12,106.34
09/30/97 12,309.74 12,784.52
10/31/97 11,515.17 11,801.84
11/30/97 11,527.40 11,681.53
12/31/97 11,654.16 11,783.42
01/31/98 12,036.46 12,322.32
02/28/98 12,603.76 13,112.99
03/31/98 13,282.04 13,516.76
04/30/98 13,553.35 13,623.75
05/31/98 13,775.34 13,557.63
06/30/98 13,886.33 13,660.26
07/31/98 14,379.63 13,798.76
08/31/98 12,357.11 12,089.24
09/30/98 11,974.80 11,718.60
10/31/98 12,443.43 12,940.16
11/30/98 13,368.37 13,603.10
12/31/98 13,538.42 14,139.74
01/31/99 13,637.33 14,097.99
02/28/99 13,587.88 13,762.00
03/31/99 14,292.62 14,336.45
04/30/99 14,737.72 14,917.34
05/31/99 14,304.98 14,149.12
06/30/99 15,121.00 14,700.75
07/31/99 15,553.73 15,137.71
08/31/99 15,566.09 15,192.99
09/30/99 15,751.55 15,346.44
10/31/99 16,122.47 15,921.93
11/30/99 17,123.94 16,474.42
12/31/99 19,650.44 17,953.82
01/31/00 18,705.46 16,813.75
02/29/00 19,495.11 17,266.04
03/31/00 20,103.52 17,935.97
04/30/00 19,171.48 16,992.53
05/31/00 18,705.46 16,577.92
06/30/00 19,585.72 17,226.11
07/31/00 18,614.85 16,504.34
08/31/00 18,692.52 16,647.93
09/30/00 17,851.10 15,837.17
10/31/00 17,203.85 15,463.42
11/30/00 16,517.76 14,883.54
12/31/00 16,955.05 15,411.90
01/31/01 16,863.33 15,404.20
02/28/01 15,513.74 14,248.88
03/31/01 14,478.62 13,298.48
04/30/01 15,539.95 14,222.73
05/31/01 14,976.53 13,720.66
06/30/01 14,413.10 13,159.49
07/31/01 13,875.89 12,919.99
08/31/01 13,391.08 12,593.11
09/30/01 11,740.13 11,317.43
10/31/01 12,224.93 11,607.15
11/30/01 12,657.33 12,035.46
12/31/01 12,722.84 12,106.47
01/31/02 12,015.29 11,463.61
02/28/02 12,041.49 11,543.86
03/31/02 12,565.61 12,168.38
04/30/02 12,618.38 12,248.69
05/31/02 12,710.50 12,404.25
06/30/02 12,330.45 11,910.56
07/31/02 11,203.45 10,734.99
08/31/02 11,164.24 10,710.30
09/30/02 10,010.97 9,560.01
10/31/02 10,521.53 10,073.39
11/30/02 10,915.04 10,530.72
12/31/02 10,495.90 10,176.89
01/31/03 10,076.06 9,752.51
02/28/03 9,866.48 9,529.18
03/31/03 9,735.26 9,342.41
04/30/03 10,351.50 10,257.96
05/31/03 10,849.41 10,879.59
06/30/03 10,967.66 11,142.88
07/31/03 11,216.63 11,412.54
08/31/03 11,334.40 11,687.58
09/30/03 11,504.42 12,047.56
10/31/03 12,159.02 12,798.12
11/30/03 12,433.82 13,082.24
12/31/03 13,326.56 14,103.96
01/31/04 13,630.41 14,302.83
02/29/04 13,908.47 14,633.22
03/31/04 14,146.30 14,715.17
04/30/04 13,723.33 14,382.61
05/31/04 13,709.61 14,431.51
06/30/04 14,079.77 14,747.56
07/31/04 13,893.91 14,268.26
08/31/04 13,867.51 14,331.04
09/30/04 14,092.17 14,705.08
10/31/04 14,514.93 15,206.52
11/30/04 15,229.07 16,245.13
12/31/04 15,827.57 16,958.29
01/31/05 15,480.95 16,646.26
02/28/05 16,148.18 17,365.38
03/31/05 15,815.52 16,929.51
04/30/05 15,481.82 16,531.66
05/31/05 15,495.75 16,539.93
06/30/05 15,681.70 16,759.91
07/31/05 16,095.70 17,274.44
08/31/05 16,655.83 17,711.48
09/30/05 17,388.68 18,499.64
10/31/05 16,788.77 17,959.45
11/30/05 17,136 18,399.46
12/31/05 17,998 19,255.03
01/31/06 19,067 20,437.29
02/28/06 18,959 20,392.33
03/31/06 19,459 21,065.28
04/30/06 20,434 22,072.20
05/31/06 19,635 21,215.80
06/30/06 19,663 21,213.68
07/31/06 20,015 21,423.69
08/31/06 20,435 22,012.84
09/30/06 20,529 22,048.06
10/31/06 21,233 22,906

*net of fees and expenses

Performance quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange
Commission requires to be reflected in the Fund's performance.

(2) The BBH International Equity Fund commenced operations on June 6, 1997.
Performance prior to June 6, 1997 is that of the BBH International Equity
Portfolio. Adjusted to assume that all charges, expenses and fees of the
Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares' performance from June 6, 1997
(commencement of operations) to October 31, 2006 was 6.09%.

FINANCIAL STATEMENT OCTOBER 31, 2006 3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders
of BBH International Equity Fund:

We have audited the accompanying statement of assets and liabilities of BBH
International Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH
International Equity Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 29, 2006

4

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2006 (unaudited)

COUNTRY DIVERSIFICATION
Percent of
U.S. $ Value Net Assets
------------ ----------
Australia .......................................... $ 40,092,773 7.1%
Belgium ............................................ 6,794,128 1.2
Finland ............................................ 8,777,671 1.6
France ............................................. 61,614,684 10.9
Germany ............................................ 17,113,835 3.0
Hong Kong .......................................... 38,537,446 6.8
Italy .............................................. 15,355,846 2.7
Japan .............................................. 170,128,164 30.2
Netherlands ........................................ 20,324,346 3.6
New Zealand ........................................ 3,179,946 0.6
Singapore .......................................... 5,405,198 1.0
South Africa ....................................... 3,127,842 0.5
South Korea ........................................ 2,743,581 0.5
Spain .............................................. 27,512,075 4.9
Sweden ............................................. 9,154,920 1.6
Switzerland ........................................ 11,737,902 2.1
Taiwan ............................................. 3,246,658 0.6
United Kingdom ..................................... 106,598,233 18.9
Short-Term Investments ............................. 20,144,403 3.6
Liabilities in Excess of Other Assets .............. (7,959,635) (1.4)
------------ -----
NET ASSETS ......................................... $563,630,016 100.0%
============ =====

All data as of October 31, 2006. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statments.

FINANCIAL STATEMENT OCTOBER 31, 2006 5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2006 (unaudited)

SECTOR DIVERSIFICATION
Percent of
U.S. $ Value Net Assets
------------ ----------
Consumer Discretionary ............................. $ 51,062,855 9.1%
Consumer Staples ................................... 73,452,831 13.0
Diversified Operations ............................. 11,455,413 2.0
Energy ............................................. 64,969,678 11.5
Finance ............................................ 121,461,579 21.5
Health Care ........................................ 38,413,855 6.8
Industrials ........................................ 42,640,877 7.6
Information Technology ............................. 19,174,609 3.4
Materials .......................................... 28,810,966 5.1
Media .............................................. 5,503,074 1.0
Telecommunication Services ......................... 57,932,108 10.3
Utilities .......................................... 36,567,403 6.5
Short-Term Investments ............................. 20,144,403 3.6
Liabilities in Excess of Other Assets .............. (7,959,635) (1.4)
------------ -----
NET ASSETS ......................................... $563,630,016 100.0%
============ =====

All data as of October 31, 2006. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statments.

6

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2006

Shares Value
------ ------------
COMMON STOCKS (97.8%)
AUSTRALIA (7.1%)

CONSUMER STAPLES
313,794 Coles Myer, Ltd. .................................. $ 3,297,021
1,351,579 Foster's Group, Ltd. .............................. 6,730,171
------------
............................................................... 10,027,192
------------
ENERGY
261,954 Woodside Petroleum, Ltd. .......................... 7,677,895
------------
FINANCE
319,000 Lend Lease Corp., Ltd. ............................ 4,156,073
273,535 National Australia Bank, Ltd. ..................... 8,053,940
------------
12,210,013
------------
INDUSTRIALS
101,691 Wesfarmers, Ltd. .................................. 2,716,907
------------
MATERIALS
530,523 Amcor, Ltd. ....................................... 2,848,232
------------
TELECOMMUNICATION SERVICES
1,506,680 Telstra Corp.(1) .................................. 4,612,534
------------
Total Australia ................................... 40,092,773
------------

BELGIUM (1.2%)
FINANCE
161,886 Fortis ............................................ 6,794,128
------------
Total Belgiun ..................................... 6,794,128
------------

FINLAND (1.6%)
MATERIALS
197,300 UPM-Kymmene Oyj ................................... 4,998,545
------------
TELECOMMUNICATION SERVICES
190,000 Nokia Oyj ......................................... 3,779,126
------------
Total Finland ..................................... 8,777,671
------------

FRANCE (10.9%)
CONSUMER DISCRETIONARY
73,643 Renault SA ........................................ 8,603,604
------------

The accompanying notes are an integral part of these financial statments.

FINANCIAL STATEMENT OCTOBER 31, 2006 7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Shares Value
------ ------------
COMMON STOCKS (continued)
FRANCE (continued)
CONSUMER STAPLES
69,032 Carrefour SA ...................................... $ 4,205,025
59,000 L'Oreal SA ........................................ 5,731,396
------------
9,936,421
------------
DIVERSIFIED OPERATIONS
58,000 LVMH Moet Hennessy Louis Vuitton SA ............... 6,044,185
------------
ENERGY
192,597 Total SA .......................................... 13,116,199
------------
FINANCE
46,869 Societe Generale .................................. 7,771,389
------------
INDUSTRIALS
73,454 Compagnie de Saint-Gobain ......................... 5,408,258
------------
MEDIA
162,000 Societe Television Francaise ...................... 5,503,074
------------
TELECOMMUNICATION SERVICES
201,411 France Telecom SA ................................. 5,231,554
------------
Total France ...................................... 61,614,684
------------

GERMANY (3.0%)
MATERIALS
149,022 Bayer AG .......................................... 7,495,978
------------
TELECOMMUNICATION SERVICES
52,832 Deutsche Telekom AG ............................... 913,770
------------
UTILITIES
88,101 RWE AG ............................................ 8,704,087
------------
Total Germany ..................................... 17,113,835
------------

HONG KONG (6.8%)
CONSUMER STAPLES
4,600 Cheesecake China(2),(3) ........................... 0
------------
DIVERSIFIED OPERATIONS
610,000 Hutchison Whampoa, Ltd. ........................... 5,411,228
------------
ENERGY
7,800,000 CNOOC, Ltd. ....................................... 6,547,146
------------

The accompanying notes are an integral part of these financial statments.

8

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Shares Value
------ ------------
COMMON STOCKS (continued)
HONG KONG (continued)
FINANCE
899,000 Wharf Holdings, Ltd. .............................. $ 3,042,497
------------
TELECOMMUNICATION SERVICES
1,050,000 China Mobile (Hong Kong), Ltd. .................... 8,599,560
------------
UTILITIES
820,000 CLP Holdings, Ltd. ................................ 5,196,155
2,520,000 Hong Kong & China Gas Co. ......................... 5,772,731
843,500 Hong Kong Electric Holdings, Ltd. ................. 3,968,129
------------
14,937,015
------------
Total Hong Kong ................................... 38,537,446
------------

ITALY (2.7%)
FINANCE
1,428,453 Banca Intesa SpA .................................. 9,764,506
113,451 UniCredito Italiano SpA ........................... 939,040
558,990 UniCredito Italiano SpA ........................... 4,652,300
------------
15,355,846
------------
Total Italy ....................................... 15,355,846
------------

JAPAN (30.2%)
CONSUMER DISCRETIONARY
121,000 Denso Corp. ....................................... 4,600,074
144,000 Honda Motor Co., Ltd. ............................. 5,094,339
83,000 Sony Corp. ........................................ 3,411,939
133,400 Toyota Motor Corp. ................................ 7,880,934
------------
20,987,286
------------
CONSUMER STAPLES
138,000 Hoya Corp. ........................................ 5,311,003
144,000 Ito En, Ltd.(1) ................................... 4,569,126
283,000 Kao Corp. ......................................... 7,433,013
30,000 Shimamura Corp. ................................... 3,230,086
------------
20,543,228
------------

The accompanying notes are an integral part of these financial statments.

FINANCIAL STATEMENT OCTOBER 31, 2006 9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Shares Value
------ ------------
COMMON STOCKS (continued)
JAPAN (continued)
FINANCE
100,000 Daito Trust Construction .......................... $ 5,269,418

217,500 Millea Holdings, Inc. ............................. 8,171,475
300,000 Mitsubishi Estate Co., Ltd. ....................... 7,145,248
400 Mitsubishi Tokyo Financial Group, Inc. ............ 5,082,444
331,000 Nikko Cordial Corp. ............................... 3,938,761
------------
29,607,346
------------
HEALTH CARE
115,500 Astellas Pharma, Inc. ............................. 5,185,892
122,000 Eisai Co., Ltd. ................................... 6,234,970
200,600 Takeda Pharmaceutical Co., Ltd. ................... 12,857,026
------------
24,277,888
------------
INDUSTRIALS
55,000 Advantest Corp. ................................... 2,761,840
160,000 Daikin Industries, Ltd. ........................... 4,499,780
58,500 Fanuc, Ltd. ....................................... 5,077,673
35,600 Hirose Electric Co., Ltd. ......................... 4,721,905
354,000 Hitachi, Ltd. ..................................... 2,029,895
20,350 Keyence Corp. ..................................... 4,504,983
53,000 Murata Manufacturing Co., Ltd. .................... 3,685,205
101,000 Secom Co., Ltd. ................................... 5,033,577
516 West Japan Railway Co. ............................ 2,200,854
------------
34,515,712
------------
INFORMATION TECHNOLOGY
285,800 Canon, Inc. ....................................... 15,217,173
43,000 Rohm Co., Ltd. .................................... 3,957,436
------------
19,174,609
------------
MATERIALS
39,000 Nitto Denko Corp Ord .............................. 2,213,937
91,000 Shin-Etsu Chemical Co., Ltd. ...................... 5,968,656
------------
8,182,593
------------
TELECOMMUNICATION SERVICES
853 KDDI Corp. ........................................ 5,300,707
495 Nippon Telegraph & Telephone Corp. ................ 2,498,221

The accompanying notes are an integral part of these financial statments.

10

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Shares Value
------ ------------
COMMON STOCKS (continued)
JAPAN (continued)
3,300 NTT DoCoMo, Inc. .................................. $ 5,040,574
------------
12,839,502
------------
Total Japan ....................................... 170,128,164
------------

NETHERLANDS (3.6%)
CONSUMER DISCRETIONARY
357,096 Reed Elsevier NV .................................. 6,140,822
------------
CONSUMER STAPLES
134,000 Heineken Holdings NV .............................. 5,243,805
------------
FINANCE
201,630 ING Groep NV ...................................... 8,939,719
------------
Total Netherlands ................................. 20,324,346
------------

NEW ZEALAND (0.6%)
TELECOMMUNICATION SERVICES
1,020,817 Telecom Corp. of New Zealand, Ltd.(1) ............. 3,179,946
------------
Total New Zealand ................................. 3,179,946
------------

SINGAPORE (1.0%)
FINANCE
90,000 Jardine Matheson Holdings, Ltd. ................... 1,799,127
803,200 Oversea-Chinese Banking Corp., Ltd. ............... 3,606,071
------------
5,405,198
------------
Total Singapore ................................... 5,405,198
------------

SOUTH AFRICA (0.5%)
ENERGY
91,659 Sasol, Ltd. ....................................... 3,127,842
------------
Total South Africa ................................ 3,127,842
------------

SOUTH KOREA (0.5%)
MATERIALS
38,905 POSCO ADR(1) ...................................... 2,743,581
------------
Total South Korea ................................. 2,743,581
------------

The accompanying notes are an integral part of these financial statments.

FINANCIAL STATEMENT OCTOBER 31, 2006 11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Shares Value
------ ------------
COMMON STOCKS (continued)
SPAIN (4.9%)

CONSUMER DISCRETIONARY
90,000 Industria de Diseno Textil SA (Inditex) ........... $ 4,303,959
------------
FINANCE
346,715 Banco Santander Central Hispano SA ................ 6,001,583
------------
TELECOMMUNICATION SERVICES
549,961 Telefonica SA ..................................... 10,598,695
------------
UTILITIES
144,059 Iberdrola SA ...................................... 6,607,838
------------
Total Spain ....................................... 27,512,075
------------

SWEDEN (1.6%)
CONSUMER DISCRETIONARY
98,000 Hennes & Mauritz AB (B shares) .................... 4,224,157
------------
TELECOMMUNICATION SERVICES
1,300,000 Telefonaktiebolaget LM Ericsson Series B .......... 4,930,763
------------
Total Sweden ...................................... 9,154,920
------------

SWITZERLAND (2.1%)
CONSUMER STAPLES
17,100 Nestle SA Registered .............................. 5,845,569
------------
HEALTH CARE
97,000 Novartis AG Registered ............................ 5,892,333
------------
Total Switzerland ................................. 11,737,902
------------

TAIWAN (0.6%)
TELECOMMUNICATION SERVICES
177,510 Chunghwa Telecom Co., Ltd. ADR(1) ................. 3,246,658
------------
Total Taiwan ...................................... 3,246,658
------------

UNITED KINGDOM (18.9%)
CONSUMER DISCRETIONARY
478,161 GKN, Plc. ......................................... 2,785,556
800,000 Kingfisher, Plc. .................................. 4,017,471
------------
6,803,027
------------

The accompanying notes are an integral part of these financial statments.

12

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Shares Value
------ ------------
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
CONSUMER STAPLES
271,297 Boots Group, Plc. ................................. $ 4,191,681
141,822 Compass Group, Plc. ............................... 758,593
134,000 Reckitt Benckiser, Plc. ........................... 5,826,934
244,388 Unilever Plc ...................................... 6,065,186
1,020,000 William Morrison Supermarkets, Plc. ............... 5,014,222
------------
21,856,616
------------
ENERGY
1,131,653 BG Group, Plc. .................................... 15,032,940
1,135,013 BP, Plc. .......................................... 12,684,353
195,612 Royal Dutch Shell, Plc. ........................... 6,783,303
------------
34,500,596
------------
FINANCE
196,732 Aviva, Plc. ....................................... 2,904,445
470,713 HBOS, Plc. ........................................ 9,748,356
599,859 Lloyds TSB Group, Plc. ............................ 6,402,007
204,289 Royal Bank of Scotland Group, Plc. ................ 7,279,052
------------
26,333,860
------------
HEALTH CARE
309,280 GlaxoSmithKline, Plc. ............................. 8,243,634
------------
MATERIALS
46,000 Rio Tinto, Plc. ................................... 2,542,037
------------
UTILITIES
1,000,000 Centrica, Plc. .................................... 6,318,463
------------
Total United Kingdom .............................. 106,598,233
------------
TOTAL COMMON STOCKS
(Identified cost $406,065,750) .................. 551,445,248
------------

The accompanying notes are an integral part of these financial statments.

FINANCIAL STATEMENT OCTOBER 31, 2006 13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Principal
Amount Value
--------- -------------
SHORT-TERM INVESTMENTS (3.6%)
$12,244,403 Brown Brothers Investment Trust Securities
Lending Fund(4) ................................. $ 12,244,403
7,900,000 HSBC Bank USA 5.19% 11/01/06 ...................... 7,900,000
------------
TOTAL SHORT-TERM INVESTMENTS
(Identified cost $20,144,403) 20,144,403
------------
TOTAL INVESTMENTS (Identified cost $426,210,153)(5) .... 101.4% $571,589,651
LIABILITIES IN EXCESS OF OTHER ASSETS .................. (1.4) (7,959,635)
----- ------------
NET ASSETS ............................................. 100.0% $563,630,016
===== ============

----------
(1) Security, or a portion thereof, on loan.

(2) Restricted security - Total market value of the restricted security owned at October 31, 2006 was $0, or 0.0% of net assets. Acquired on October 29,
2004 at a cost of $0.01.

(3) Illiquid security, fair valued by investment advisor.

(4) Affiliated Issuer.

(5) The aggregate cost for federal income tax purposes is $429,227,695, the aggregate gross unrealized appreciation is $155,586,788, and the aggregate gross unrealized depreciation is $13,224,832, resulting in net unrealized appreciation of $142,361,956.

A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2006 is as follows:

Unrealized
Notional Market Appreciation/
Description Value Value (Depreciation)
----------- ---------- ----------- ------------
Buy Contract
GBP British Pound settling 1/31/07 12,175,320 12,175,320 $ 12,175,320

Sell Contract
GBP British Pound settling 1/31/07 (6,447,000) (12,311,188) $(12,311,188)
------------

$ (135,868)
============

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statments.

14

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

ASSETS:
Investments in securities, at value
(identified cost $426,210,153) .......................... $571,589,651
Cash 488,571
Foreign currency, at value (identified cost $10,497) ........ 10,725
Receivables for:
Unrealized appreciation of forward foreign
exchange currency contracts ............................. 12,175,320
Capital stock sold ........................................ 3,606,338
Dividends and other receivables ........................... 1,081,196
------------
Total Assets ............................................ 588,951,801
------------
LIABILITIES:
Payable upon return of securities loaned .................... 12,244,403
Payables for:
Unrealized depreciation of forward foreign
exchange currency contracts ............................. 12,311,188
Investment advisory fees .................................. 295,196
Capital stock redeemed .................................... 123,047
Shareholder servicing fees ................................ 105,454
Custody and accounting fees ............................... 84,476
Administrative fees ....................................... 68,122
Professional fees ......................................... 38,775
Board of Directors' fees .................................. 1,000
Accrued expenses and other liabilities .................... 50,124
------------
Total Liabilities ....................................... 25,321,785
------------
NET ASSETS ..................................................... $563,630,016
============

Net Assets Consist of:
Par value ................................................... $ 35,861
Paid-in capital ............................................. 406,436,845
Undistributed net investment income ......................... 7,142,093
Accumulated net realized gain on investments and
foreign exchange transactions ............................. 4,760,008
Net unrealized appreciation on investments and
foreign currency translations ............................. 145,255,209
------------
Net Assets ..................................................... $563,630,016
============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($523,762,065 / 33,331,003 shares outstanding) .............. $15.71
============

CLASS I SHARES
($39,867,951 / 2,530,097 shares outstanding) ................ $15.76
============

The accompanying notes are an integral part of these financial statments.

FINANCIAL STATEMENT OCTOBER 31, 2006 15


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2006

NET INVESTMENT INCOME:
Income:
Dividends and other income (net of foreign withholding
taxes of $887,797) ...................................... $ 13,267,254
Securities lending income ................................. 358,258
Interest and other income ................................. 414,880
------------
Total Income ............................................ 14,040,392
------------
Expenses:
Investment advisory fees .................................. 3,172,773
Shareholder servicing fees ................................ 1,119,944
Administrative fees ....................................... 732,178
Custody and accounting fees ............................... 393,543
Professional fees ......................................... 61,023
Board of Directors' fees .................................. 24,434
Miscellaneous expenses .................................... 130,956
------------
Total Expenses .......................................... 5,634,851
Expense offset arrangement .............................. (310,830)
------------
Net Expenses ............................................ 5,324,021
------------
Net Investment Income ....................................... 8,716,371
------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments ............................ 16,046,515
Net realized loss on foreign exchange transactions .......... (490,704)
------------
Net realized gain on investments and
foreign exchange transactions ........................... 15,555,811
Net change in unrealized appreciation on investments and
foreign currency translations ............................. 87,430,410
------------
Net Realized and Unrealized Gain .......................... 102,986,221
------------
Net Increase in Net Assets Resulting from Operations ........ $111,702,592
============

The accompanying notes are an integral part of these financial statments.

16
BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


For the years ended October 31,
------------------------------
2006 2005
------------- -------------
INCREASE IN NET ASSETS:
Operations:
Net investment income ................................. $ 8,716,371 $ 5,021,912
Net realized gain on investments and foreign
exchange transactions ............................... 15,555,811 1,699,538
Net change in unrealized appreciation on
investments and foreign currency translations ....... 87,430,410 38,168,190
------------- -------------
Net increase in net assets resulting from operations .. 111,702,592 44,889,640
------------- -------------
Dividends and distributions declared:
From net investment income:
Class N ............................................... (5,726,229) (1,836,980)
Class I ............................................... (610,520) (277,715)
------------- -------------
Total dividends and distributions declared .......... (6,336,749) (2,114,695)
------------- ------------
Capital stock transactions:
Net proceeds from sales of capital stock .............. 133,213,687 151,552,269
Net asset value of capital stock issued to shareholders
for reinvestment of dividends and distributions ..... 4,128,239 50,222
Net cost of capital stock redeemed .................... (69,153,240) (43,064,646)
------------- -------------
Net increase in net assets resulting from
capital stock transactions ........................ 68,188,686 108,537,845
------------- ------------
Total increase in net assets ........................ 173,554,529 151,312,790
NET ASSETS:
Beginning of year ....................................... 390,075,487 238,762,697
------------- -------------
End of year (including undistributed net investment
income of $7,142,093 and $5,258,636, respectively) .... $ 563,630,016 $ 390,075,487
============= =============


The accompanying notes are an integral part of these financial statments.

FINANCIAL STATEMENT OCTOBER 31, 2006 17


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year


For the years ended October 31,
---------------------------------------------------------
2006 2005 2004 2003 2002
------- ------- ------- ------- -------
Net asset value, beginning of year ...... $12.59 $10.96 $9.28 $8.03 $9.34
------- ------- ------- ------- -------
Income from investment operations:
Net investment income(1) .............. 0.25 0.18 0.14 0.08 0.03
Net realized and unrealized gain (loss) 3.07 1.54 1.64 1.19 (1.34)
------- ------- ------- ------- -------
Total income (loss) from investment
operations ........................ 3.32 1.72 1.78 1.27 (1.31)
------- ------- ------- ------- -------
Less dividends and distributions:
From net investment income ............ (0.20) (0.09) (0.10) (0.02) --
------- ------- ------- ------- -------
Net asset value, end of year ............ $15.71 $12.59 $10.96 $9.28 $8.03
======= ======= ======= ======= =======
Total return ............................ 26.62% 15.77% 19.29% 15.87% (14.03)%
Ratios/Supplemental data:
Net assets, end of year (in millions) . $524 $356 $211 $98 $98
Ratio of expenses to average net assets 1.11%(2) 1.23% 1.30% 1.28% 1.34%(3)
Ratio of net investment income to
average net assets .................. 1.76% 1.49% 1.34% 0.98% 0.34%
Portfolio turnover rate ............... 10% 5% 81% 74% 36%(4)


----------

(1) Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the year ended October 31,
2006 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 1.17%.

(3) Includes the Fund's share of expenses paid by the International Equity
Fund (the "Portfolio") and includes the impact of the Portfolio's expense offset arrangement. Excluding the Fund's share of the expense offset arrangement increases the Fund's ratio to average net assets to 1.35% for the year ended October 31, 2002.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

The accompanying notes are an integral part of these financial statments.

18

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period


For the period from
October 30, 2002
For the years ended October 31, (commencement of
--------------------------------------------- operations) through
2006 2005 2004 2003 October 31, 2002
------ ------ ------ ------ -------------------
Net asset value, beginning of period ..... $12.62 $10.98 $9.30 $8.03 $7.95
------ ------ ------ ------ ------

Income from investment operations:
Net investment income ................. 0.29(1) 0.21(1) 0.14(1) 0.11(1) 0.00(2)
Net realized and unrealized gain ...... 3.07 1.54 1.66 1.18 0.08
------ ------ ------ ------ ------

Total income from investment
operations .......................... 3.36 1.75 1.80 1.29 0.08
------ ------ ------ ------ ------

Less dividends and distributions:
From net investment income ............ (0.22) (0.11) (0.12) (0.02) --
------ ------ ------ ------ ------

Net asset value, end of period ........... $15.76 $12.62 $10.98 $9.30 $8.03
====== ====== ====== ====== ======

Total return ............................. 26.98% 16.05% 19.54% 16.18% 1.01%

Ratios/Supplemental data:
Net assets, end of period (in millions) $40 $34 $27 $58 $16
Ratio of expenses to average
net assets .......................... 0.87%3 0.98% 1.05% 1.05% 1.08%(4)
Ratio of net investment income to
average net assets .................. 2.02% 1.73% 1.33% 1.34% 1.34%(4)
Portfolio turnover rate ............... 10% 5% 81% 74% 36%(4),(5)


----------
(1) Calculated using average shares outstanding for the year.

(2) Less than $0.01 per share.

(3) The ratio of expenses to average net assets for the year ended October 31,
2006 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.94%.

(4) Annualized

(5) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

The accompanying notes are an integral part of these financial statments.

FINANCIAL STATEMENT OCTOBER 31, 2006 19


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2006

1. Organization and Significant Accounting Policies. BBH International Equity
Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the
"Corporation"), which is registered under the Investment Company Act of
1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16,
1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Corporation's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as
"Class I". Class I commenced operations on October 30, 2002. Class N and
Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2)
unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into
U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with
procedures established by and under the general supervision of the
Corporation's Board of Directors.

B. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of
investments, assets and liabilities. Purchases and sales of
securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction.
Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

20

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

C. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("Contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific
limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.
Information regarding forward foreign currency exchange Contracts is included at the end of the Portfolio of Investments.

D. Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be
difficult. Information regarding restricted securities is included at the end of the Portfolio of Investments.

E. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors.
The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and
dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Information regarding securities lending is included at the end of the Portfolio of Investments.

F. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method.
Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

G. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code")
applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported

FINANCIAL STATEMENT OCTOBER 31, 2006 21


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

on the Fund's tax return due to certain book-to-tax timing
differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end.
These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income.
These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets &
Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial
Highlights table may differ from that reported to shareholders on
Form 1099-DIV.

H. Dividends and Distributions to Shareholders. Dividends and
distributions to shareholders, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended
October 31, 2006 and 2005, respectively, were as follows:


Distribution paid from:
---------------------------------------------------------------------------------
Net Total Total
Ordinary long term taxable Tax return distributions
income capital gain distributions of capital paid
-------- ------------ ------------- ---------- ------------
2006: $6,336,749 -- $6,336,749 -- $6,336,749
2005: 2,114,695 -- 2,114,695 -- 2,114,695


As of October 31, 2006 and 2005, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Components of accumulated earnings/(deficit):
----------------------------------------------------------------------------------------------------------
Total
Undistributed Undistributed Accumulated Unrealized accumulated ordinary long-term Accumulated capital and appreciation/ earnings/
income capital gains earnings other losses (depreciation) (deficit)
------------- ------------- ----------- ------------ -------------- -----------
2006: $8,612,204 6,171,571 $14,783,775 -- $142,373,535 $157,157,310
2005: 6,092,349 -- 6,092,349 (9,865,713) 55,564,831 51,791,467


Total distributions paid may differ from the Statement of Changes in
Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized
appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, PFICs marked to market and forward currency marked to market.

I. Accounting Developments. In June 2006, financial Accounting
Standards Board Interpretation No. 48, Accounting for Uncertainty in
Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December
15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken

22

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statement, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

In September 2006, Statement of Financial Accounting Standards No.
157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been
determined.

2. Transactions with Affiliates.

Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.65% of the Fund's average daily net assets. BBH has a sub-advisory agreement with Walter Scott & Partners Limited
("Walter Scott"), and Mondrian Investment Partners Limited
("Mondrian"), for which Walter Scott and Mondrian receive
compensation paid by BBH. For the Year ended October 31, 2006, the
Fund incurred $3,172,773 for advisory services.

Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC
receives a fee from the Fund for administrative services calculated daily and paid monthly at an annual rate of 0.15% of the Funds average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31,
2006, the Fund incurred $732,178 for administrative services.

Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the
Fund calculated daily and paid monthly at an annual rate of 0.25% of
Class N shares' average daily net assets. For the year ended October
31, 2006, the Fund incurred $1,119,944 for shareholder servicing services.

Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and
0.01% per annum on all net assets over $500 million. For the year ended October 31, 2006, the Fund incurred $393,543 for custody and accounting services. These fees were reduced by $310,830 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with
BBH, BBH will make overnight loans to the Fund to cover overdrafts.
Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the year ended October 31, 2006 was
$2,001.

Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the year ended October 31, 2006, the Fund paid $52,570 to BBH for security lending services.

FINANCIAL STATEMENT OCTOBER 31, 2006 23


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the
Fund. For the year ended October 31, 2006, the Fund incurred $24,434 for these fees.

3. Investment Transactions. For the year ended October 31, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $118,386,444 and $49,991,680, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. Securities on Loan. As of October 31, 2006, the Fund had securities on loan with an aggregate market value of $11,680,574. The Fund received $12,244,403 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which
277,777,778 shares have been classified as Class N shares of the
Fund and 277,777,778 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:


SHARES AMOUNT
---------------------------------------- ---------------------------------------
For the For the For the For the
year ended year ended year ended year ended
October 31, 2006 October 31, 2005 October 31, 2006 October 31, 2005
---------------- ---------------- ---------------- ----------------
Class N
Capital stock sold ................. 8,890,682 12,373,305 $ 124,803,674 $ 146,873,269
Capital stock issued in
connection with
reinvestment of dividends ........ 262,778 4.375 4,128,239 50,222
Capital stock redeemed ............. (4,075,747) (3,401,212) (57,703,226) (40,814,646)
------------- ------------- ------------- -------------
Net increase ....................... 5,077,713 8,976,468 $ 71,228,687 $ 106,108,845
============= ============= ============= =============



SHARES AMOUNT
---------------------------------------- ---------------------------------------
For the For the For the For the
year ended year ended year ended year ended
October 31, 2006 October 31, 2005 October 31, 2006 October 31, 2005
---------------- ---------------- ---------------- ----------------

Class I
Capital stock sold ................. 611,641 402,082 $ 8,410,013 $ 4,679,000
Capital stock issued in
connection with
reinvestment of dividends ........ -- -- -- --
Capital stock redeemed ............. (811,953) (173,611) (11,450,014) (2,250,000)
-------- ------- ------------ ------------
Net increase (decrease) ............ (200,312) 228,471 $ (3,040,001) $ 2,429,000
======== ======= ============ ============


24

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2006 (unaudited)

EXAMPLE

As a shareholder of BBH International Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2)
ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT OCTOBER 31, 2006 25


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2006 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Expenses Paid
Beginning Ending During Period
Account Value Account Value May 1, 2006
Class N May 1, 2006 October 31, 2006 to October 31, 2006(1)
------------- ---------------- ----------------------
Actual ................. $1,000 $1,041.10 $5.71
Hypothetical(2) ........ $1,000 $1,019.61 $5.65

Beginning Ending During Period
Account Value Account Value May 1, 2006
Class I May 1, 2006 October 31, 2006 to October 31, 2006(1)
------------- ---------------- ----------------------
Actual ................. $1,000 $1,043.00 $4.48
Hypothetical(2) ........ $1,000 $1,020.82 $4.43


----------

(1) Expenses are equal to the Fund's annualized expense ratio of 1.11% and
0.87% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

26

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund
designates up to a maximum of $13,127,814 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended
October 31, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

Foreign Foreign Tax
Source Income Credit Total
------------- ------------
$14,154,939 $891,128

FINANCIAL STATEMENT OCTOBER 31, 2006 27


DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of the BBH Fund, Inc. (the
"Corporation") and executive officers of the Corporation is set forth below.
Part B to the Registration Statement of the BBH International Equity Fund
includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.


Term of Number of
Office# Funds in
and Fund Other
Position(s) Length Complex Trustee/
Name, Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
------------------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr. Chairman of Since Managing Director, Chairman and Chief 10 None
Birth Date: the Board and 1990 Executive Officer of Shields & Company
March 17, 1938 Director (member of New York Stock Exchange);
and Address      Chairman of Capital Management
140 Broadway Associates, Inc. (registered investment
New York, NY 10005 adviser); Director of Flowers Foods,
Inc. (New York Stock Exchange listed
company).

David P. Feldman Director Since Director of Jeffrey Co. (1992 to 10 Director of
Birth Date: 1990 present); Director of QMED (1999 to Dreyfus
November 16, 1939 present). Mutual Funds
P.O. Box 864 (59 Funds)
Carefree, AZ 85377

Arthur D. Miltenberger Director Since Retired; Trustee, R.K. Mellon Family 10 None
Birth Date: 1992 Trusts (1981-June 2003); General
November 8, 1938 Partner, Mellon Family Investment
503 Darlington Road Company IV, V and VI (1983-2002);
Ligonier, PA 15658 Director of Aerostructures Corporation
(aircraft manufacturer) (1996-July
2003).

Eugene P. Beard Director Since Chairman & CEO of Westport Asset Fund, 10 Director of
Birth Date: 1993 Inc. Old Westbury
March 17, 1935 Funds (7 Funds)
River Park 800
Connecticut Avenue,
3 East
Norwalk, CT 06854

Alan G. Lowy Director Since Private Investor. 10 None
Birth Date: 1993
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436


28

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)


Term of Number of
Office# Funds in
and Fund Other
Position(s) Length Complex Trustee/
Name, Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
------------------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV Director Since Private Investor. 10 None
Birth date: 2005
June 12, 1955
130 East 67th Street
New York, NY 10021

Officers

John A. Nielsen President, Since President and Principal Executive N/A N/A
Birth Date: Principal 2004 Officer of BBH Trust, BBH Prime
July 15, 1943 Executive Institutional Money Market Fund, Inc.,
140 Broadway Officer BBH Fund, Inc. and BBH U.S. Money Market
New York, NY 10005 Portfolio (since January 2004); He
joined Brown Brothers Harriman & Co.
("BBH & Co.") in 1968 and has been a
Partner of the firm since 1987.

Michael F. Hogan Chief Since Chief Compliance Officer to the BBH N/A N/A
Birth Date: Compliance 2005 Trust, BBH Prime Institutional Money
January 26, 1963 Officer Market Fund, Inc., BBH Fund, Inc. and
50 Milk Street the BBH U.S. Money Market Portfolio;
Boston, MA 02109 Senior Vice President of BBH & Co. since
September 1994; Joined BBH & Co. in
1985.

Charles H. Schreiber Treasurer, Since Treasurer, Principal Financial Officer N/A N/A
Birth Date: Principal 2006 and Anti Money Laundering Officer of BBH
December 10, 1957 Financial Trust, BBH Prime Institutional Money
140 Broadway Officer, Anti Market Fund, Inc., BBH Fund, Inc. and
New York, NY 10005 Money BBH U.S. Money Market Portfolio; Senior
Laundering Vice President of BBH & Co. since
Officer September 2001; Joined BBH & Co. in
1999.

Gail C. Jones Secretary Since Secretary of BBH Trust, BBH Prime N/A N/A
Birth Date: 2002 Institutional Money Market Fund, Inc.,
October 26, 1953 BBH Fund, Inc. and BBH U.S. Money Market
1001 Liberty Avenue Portfolio (since August 2002); Counsel,
Pittsburgh, PA ReedSmith, LLP (since October 2002);
15222-3779 Corporate Counsel (January
1997-September 2002) and Vice President
(January 1999-September 2002) of
Federated Services Company.


FINANCIAL STATEMENT OCTOBER 31, 2006 29


DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)


Term of Number of
Office# Funds in
and Fund Other
Position(s) Length Complex Trustee/
Name, Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
------------------------------------------------------------------------------------------------------------------------------------
Judith J. Mackin Vice Since Vice President of BBH Trust, BBH Prime N/A N/A
Birth Date: President 2002 Institutional Money Market Fund, Inc.,
May 30, 1960 BBH Fund, Inc. and BBH U.S. Money Market
1001 Liberty Avenue Portfolio (since August 2002); Vice
Pittsburgh, PA President (since November 1997) of
15222-3779 Federated Services Company.

Victor Siclari Assistant Since Assistant Secretary of BBH Trust, BBH N/A N/A
Birth Date: Secretary 2002 Prime Institutional Money Market Fund,
November 17, 1961 Inc., BBH Fund, Inc. and BBH U.S. Money
1001 Liberty Avenue Market Portfolio (since August 2002);
Pittsburgh, PA Partner, ReedSmith, LLP (since October
15222-3779 2002); Vice President (March
1996-September 2002) and Senior
Corporate Counsel (July 1998-September
2002) of Federated Investors, Inc.

John C. Smith Assistant Since Assistant Treasurer of BBH Trust, BBH N/A N/A
Birth Date: Treasurer 2002 Prime Institutional Money Market Fund,
August 2, 1965 Inc., BBH Fund, Inc. and BBH U.S. Money
50 Milk Street Market Portfolio (since August 2002);
Boston, MA 02109 Vice President (since September 2004),
Assistant Vice President (since
September 2001), Associate (September
2000-August 2001) and Senior Analyst
(June 1999-August 2000) of BBH & Co.

Nancy D. Osborn Assistant Since Assistant Secretary of BBH Trust, BBH N/A N/A
Birth Date: Secretary, 2002 Prime Institutional Money Market Fund,
May 4, 1966 Assistant Inc., BBH Fund, Inc. and BBH U.S. Money
140 Broadway Treasurer Market Portfolio (since August 2002);
New York, NY 10005 Assistant Vice President of BBH & Co.
since 2003. Joined BBH & Co. in 1996.


# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of
Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the
Corporation's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money
Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH
Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.

30

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone: Call 1-800-575-1265
By E-mail send your request to: bbhfunds@bbh.com
On the internet: www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

Brown [LOGO]
Brothers
Harriman

Brown [LOGO]
Brothers
Harriman

Annual Report
OCTOBER 31, 2006

BBH CORE SELECT
(Formerly, BBH Tax-Efficient Equity Fund)


BBH CORE SELECT
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BBH Core Select (the "Fund") rose 15.18%(1) net of fees during the twelve month reporting period ended October 31, 2006. During the same period, the S&P 500
Index(2) (the Fund's current benchmark)(3) rose 16.34% and the Russell 1000
Index(4) (the Fund's former benchmark) rose 16.12%.

We view the Fund's results for fiscal 2006 as quite positive. The Fund invests in established, cash generative companies that are leading providers of essential products and services when they are trading in the public market at a discount to our estimate of intrinsic value. Our intention is to outperform the
S&P 500 in down markets and participate in up markets, thereby enabling the Fund to compound wealth for investors at an attractive rate over many years. The
Fund's 15.18% increase during its fiscal 2006 year represented a substantial absolute increase in investor wealth and the Fund captured 93% of the S&P 500's performance during a twelve month period of very high equity returns.

From an individual security standpoint, significant positive contributors included Berkshire Hathaway, Inc., Waste Management, Inc., Microsoft Corp.,
Liberty Global, Inc. and Nestle SA, all of which we view as core holdings for the Fund and are good examples of market leading providers of essential products and services. The Fund's three energy investments (Occidental Petroleum, Suncor
Energy, and XTO Energy) were also strong contributors. The Fund's three bottom performing securities were Dell, ServiceMaster, and Viacom. Fortunately, we believe the setbacks that these three companies experienced during the Fund's fiscal 2006 year will prove temporary. All three companies are strong cash generators with powerful and enduring competitive advantages that are trading at significant discounts to our estimates of intrinsic value.

Our investment team engages in substantial original research and separately analyzes each company's business, management, and valuation. The qualities we look for in a business are (i) essential or "have-to-have" products and services, (ii) loyal customers, (iii) leadership in an attractive market niche or industry, (iv) sustainable competitive advantages, (v) high returns on invested capital, and (vi) strong free cash flow. We also explicitly identify key risks outside of management's control so that we can properly consider the range of potential outcomes for each business. With respect to management, we try to partner with managers who exhibit high levels of integrity, are excellent operators, and allocate capital effectively. We seek managers who think like owners rather than agents and many of our managers own substantial ownership interests. Lastly, we calculate an intrinsic value estimate for companies that meet our business and management criteria and invest when the public market values such companies at a meaningful discount to our estimate. Companies are sold when they appreciate above intrinsic value. We believe a discount to intrinsic value reduces the likelihood of permanent capital loss, while simultaneously increasing the potential for significant gains.

In summary, we are committed to rigorous fundamental analysis and a disciplined investment process and we believe Core Select is well positioned to achieve its dual investment objectives of capital preservation and long-term capital growth.
We appreciate your continued investment in BBH Core Select.

----------
(1) Total returns for the reporting period, based on net asset value was
15.18%.

(2) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

(3) The Fund's Adviser changed the Fund's benchmark index from the Russell
1000 to the S&P 500 effective February 2006, The Fund's Adviser believes the S&P 500 is more reflective of the securities in which the Fund invests.

(4) The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000
Index. Investments cannot be made in an index.

2

BBH CORE SELECT
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

Growth of $10,000 Invested in BBH Core Select

The graph below illustrates the hypothetical investment of $10,000(1) in the
Fund from November 2, 1998 to October 31, 2006 as compared to the S&P 500 and the Russell 1000.

[The following information was depicted as a line chart in the printed material]

Total Return for the Period
Ended October 31, 2006
----------------------------------------------
Since
Five Years Inception
One Year (Annualized) (Annualized)
----------------------------------------------
15.18% 4.66% 2.25%
----------------------------------------------

Date Core Select* Russell 1000 S&P 500
-------- ------------ ------------ ---------
10/31/98 10,000.00 10,000.00 10,000.00
11/30/98 10,420.00 10,619.00 10,605.83
12/31/98 11,390.00 11,295.43 11,216.59
01/31/99 11,650.00 11,698.45 11,685.46
02/28/99 11,540.00 11,327.14 11,322.34
03/31/99 12,120.00 11,761.20 11,775.21
04/30/99 12,490.00 12,253.05 12,231.20
05/31/99 12,240.00 11,988.14 11,942.78
06/30/99 12,650.00 12,599.06 12,605.05
07/31/99 12,300.00 12,214.41 12,211.84
08/31/99 12,430.00 12,099.96 12,151.02
09/30/99 12,070.00 11,767.21 11,817.96
10/31/99 12,800.00 12,558.20 12,565.80
11/30/99 13,200.00 12,881.32 12,821.26
12/31/99 14,250.00 13,657.42 13,576.43
01/31/00 13,690.00 13,098.29 12,894.35
02/29/00 13,480.00 13,063.32 12,650.26
03/31/00 14,640.00 14,253.65 13,887.84
04/30/00 14,120.00 13,778.43 13,469.95
05/31/00 13,670.00 13,422.12 13,193.55
06/30/00 13,970.00 13,764.25 13,518.77
07/31/00 13,780.00 13,535.62 13,307.47
08/31/00 14,480.00 14,537.53 14,134.00
09/30/00 13,630.00 13,862.70 13,387.86
10/31/00 13,520.00 13,695.65 13,331.63
11/30/00 12,350.00 12,443.19 12,280.57
12/31/00 12,396.84 12,593.62 12,340.74
01/31/01 13,130.80 13,007.95 12,778.84
02/28/01 11,693.05 11,794.57 11,613.66
03/31/01 10,828.39 11,011.18 10,877.36
04/30/01 11,833.81 11,895.93 11,722.64
05/31/01 11,763.43 11,976.34 11,801.18
06/30/01 11,321.04 11,705.80 11,513.94
07/31/01 10,959.09 11,546.01 11,400.64
08/31/01 10,144.70 10,842.28 10,686.96
09/30/01 9,199.60 9,922.75 9,823.46
10/31/01 9,511.28 10,129.34 10,010.79
11/30/01 10,225.13 10,909.30 10,778.62
12/31/01 10,194.97 11,025.59 10,873.04
01/31/02 9,893.34 10,885.57 10,714.40
02/28/02 9,611.83 10,668.73 10,507.83
03/31/02 10,003.94 11,107.10 10,903.02
04/30/02 9,279.66 10,470.78 10,241.97
05/31/02 9,179.44 10,378.43 10,166.49
06/30/02 8,596.54 9,612.50 9,442.23
07/31/02 7,862.40 8,901.17 8,705.74
08/31/02 7,922.94 8,947.73 8,762.93
09/30/02 7,007.84 7,986.74 7,810.58
10/31/02 7,872.60 8,650.36 8,497.91
11/30/02 8,355.20 9,156.58 8,998.44
12/31/02 7,751.95 8,638.32 8,469.33
01/31/03 7,450.40 8,428.92 8,247.43
02/28/03 7,320.02 8,298.53 8,123.72
03/31/03 7,460.56 8,384.42 8,202.52
04/30/03 8,154.39 9,061.29 8,878.41
05/31/03 8,546.62 9,577.97 9,346.30
06/30/03 8,616.70 9,703.92 9,465.93
07/31/03 8,677.02 9,897.32 9,632.53
08/31/03 8,757.72 10,098.13 9,820.37
09/30/03 8,667.51 9,994.73 9,716.27
10/31/03 8,989.08 10,580.72 10,266.21
11/30/03 8,928.85 10,707.58 10,356.55
12/31/03 9,328.86 11,220.37 10,882.67
01/31/04 9,439.88 11,433.67 11,082.91
02/29/04 9,631.50 11,592.59 11,236.96
03/31/04 9,399.39 11,434.94 11,067.28
04/30/04 9,288.47 11,227.96 10,893.53
05/31/04 9,167.72 11,389.65 11,042.77
06/30/04 9,308.91 11,594.66 11,257.00
07/31/04 9,500.67 11,187.69 10,884.39
08/31/04 9,606.13 11,242.51 10,927.93
09/30/04 9,711.79 11,384.16 11,045.95
10/31/04 9,785.60 11,567.45 11,214.95
11/30/2004 10,122.23 12,062.53 11,647.85
12/31/2004 10,423.87 12,499.20 12,043.88
1/31/2005 10,095.52 12,184.22 11,750.01
2/28/2005 10,423.62 12,458.36 11,996.76
3/31/2005 10,191.18 12,261.52 11,784.41
4/30/2005 9,947.61 12,035.91 11,560.51
5/31/2005 10,434.05 12,463.18 11,928.13
6/30/2005 10,571.77 12,514.28 11,944.83
7/31/2005 11,015.79 12,918.49 12,389.18
8/31/2005 11,004.77 12,806.10 12,276.44
9/30/2005 11,195.16 12,925.20 12,375.88
10/31/2005 10,793.25 12,699.01 12,169.20
11/30/05 11,174.25 13,182.84 12,629.20
12/31/05 11,256.94 13,127.47 12,632.99
01/31/06 11,627.29 13,495.04 12,967.76
02/28/06 11,563.34 13,524.73 13,002.77
03/31/06 11,764.55 13,716.78 13,165.31
04/30/06 11,796.31 13,862.18 13,341.72
05/31/06 11,553.31 13,453.25 12,957.48
06/30/06 11,510.56 13,470.73 12,975.62
07/31/06 11,467.97 13,500.37 13,056.07
08/31/06 11,732.88 13,824.38 13,366.81
09/30/06 11,998.04 14,152.02 13,711.67
10/31/06 12,432.37 14,633.19 14,158.67

*net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The indices have been adjusted to reflect reinvestment of dividends on securities. The indices are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange
Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

FINANCIAL STATEMENT OCTOBER 31, 2006 3

BBH CORE SELECT
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders
of BBH Core Select:

We have audited the accompanying statement of assets and liabilities of BBH Core
Select (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH
Core Select as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 29, 2006

4

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2006 (unaudited)

SECTOR DIVERSIFICATION
Percent of
U.S. $ Value Net Assets
------------ ----------
Consumer Discretionary .............................. $12,953,825 15.6%
Consumer Staples .................................... 16,519,786 19.9
Energy .............................................. 9,021,804 10.9
Financials .......................................... 10,048,367 12.1
Health Care ......................................... 6,427,797 7.8
Industrials ......................................... 4,017,856 4.8
Information Technology .............................. 16,540,549 19.9
Materials ........................................... 3,054,675 3.7
Short-Term Investment ............................... 2,195,380 2.6
Cash and Other Assets in Excess of Liabilities ...... 2,202,193 2.7
----------- -----
NET ASSETS .......................................... $82,982,232 100.0%
=========== =====

All data as of October 31, 2006. The Fund's sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements

FINANCIAL STATEMENT OCTOBER 31, 2006 5

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2006

Shares Value
----------- -----------
COMMON STOCKS (94.7%)
CONSUMER DISCRETIONARY (15.6%)
43,800 Bed, Bath & Beyond, Inc.(1) ......................... $ 1,764,702
183,725 Liberty Global, Inc. (Series C)(1) .................. 4,672,127
246,800 ServiceMaster Co. ................................... 2,796,244
95,600 Viacom, Inc. (Class B)(1) ........................... 3,720,752
-----------
Total Consumer Discretionary ........................ 12,953,825
-----------

CONSUMER STAPLES (19.9%)
82,975 Cadbury Schweppes, Plc. ADR ......................... 3,367,955
29,325 Coca-Cola Co. ....................................... 1,370,064
49,790 Costco Wholesale Corp. .............................. 2,657,790
45,200 Nestle SA ADR ....................................... 3,860,998
26,775 PepsiCo, Inc. ....................................... 1,698,606
72,329 Wal-Mart Stores, Inc. ............................... 3,564,373
-----------
Total Consumer Staples .............................. 16,519,786
-----------

ENERGY (10.9%)
73,950 Occidental Petroleum Corp. .......................... 3,471,213
34,825 Suncor Energy, Inc. ................................. 2,669,336
61,750 XTO Energy, Inc. .................................... 2,881,255
-----------
Total Energy ........................................ 9,021,804
-----------

FINANCIALS (12.1%)
37,604 AFLAC, Inc. ......................................... 1,689,172
56 Berkshire Hathaway, Inc. (Class A)(1) ............... 5,906,600
35,550 Freddie Mac ......................................... 2,452,595
-----------
Total Financials .................................... 10,048,367
-----------

HEALTH CARE (7.8%)
37,575 Amgen, Inc.(1) ...................................... 2,852,318
58,875 Novartis AG ADR ..................................... 3,575,479
-----------
Total Health Care ................................... 6,427,797
-----------

INDUSTRIALS (4.8%)
107,200 Waste Management, Inc. .............................. 4,017,856
-----------
Total Industrials ................................... 4,017,856
-----------

The accompanying notes are an integral part of these financial statements

6

BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006

Shares Value
----------- -----------
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (19.9%)
150,365 Dell, Inc.(1) ....................................... $ 3,658,380
79,475 First Data Corp. .................................... 1,927,269
58,575 Fiserv, Inc.(1) ..................................... 2,893,605
178,713 Microsoft Corp. ..................................... 5,130,850
132,900 Western Union Co.(1) ................................ 2,930,445
-----------
Total Information Technology ........................ 16,540,549
-----------

MATERIALS (3.7%)
50,700 Praxair, Inc. ....................................... 3,054,675
-----------
Total Materials ..................................... 3,054,675
-----------
TOTAL COMMON STOCKS (Identified cost $69,283,152) ... 78,584,659
-----------

Principal
Amount
-----------
SHORT-TERM INVESTMENT (2.6%)
2,200,000 U.S. Treasury Bill 4.93% 11/16/06 ................... 2,195,380
-----------
TOTAL SHORT-TERM INVESTMENT
(Identified cost $2,195,499) ...................... 2,195,380
-----------

TOTAL INVESTMENTS (Identified cost $71,478,651)(2) ........ 97.3% $80,780,039
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ............ 2.7 2,202,193
----- -----------
NET ASSETS ................................................ 100.0% $82,982,232
===== ===========

----------
(1) Non-income producing security.

(2) The aggregate cost for federal income tax purposes is $71,487,572, the aggregate gross unrealized appreciation is $10,463,346, and the aggregate gross unrealized depreciation is $1,170,879, resulting in net unrealized appreciation of $9,292,467.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements

FINANCIAL STATEMENT OCTOBER 31, 2006 7

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

ASSETS:
Investments in securities, at value
(identified cost $71,478,651) .......................... $80,780,039
Cash ..................................................... 601,732
Receivables for:
Investments sold ....................................... 1,291,670
Capital stock sold ..................................... 590,000
Dividends .............................................. 894
-----------
Total Assets ......................................... 83,264,335
-----------

LIABILITIES:
Payables for:
Capital stock redeemed ................................. 141,532
Investment advisory fees ............................... 45,539
Professional fees ...................................... 27,449
Shareholder servicing fees ............................. 17,515
Custody and accounting fees ............................ 10,695
Administrative fees .................................... 10,509
Board of Directors' fees ............................... 1,000
Accrued expenses and other liabilities ................. 27,864
-----------
Total Liabilities .................................... 282,103
-----------

NET ASSETS .................................................. $82,982,232
===========

Net Assets Consist of:
Par value ................................................ $ 7,069
Paid-in capital .......................................... 79,406,066
Undistributed net investment income ...................... 316,167
Accumulated net realized loss on investments ............. (6,048,458)
Net unrealized appreciation on investments ............... 9,301,388
-----------

Net Assets .................................................. $82,982,232
===========

NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
($82,982,232 / 7,069,289 shares outstanding) ............. $ 11.74
===========

The accompanying notes are an integral part of these financial statements

8

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2006

NET INVESTMENT INCOME:
Income:
Dividends and other income
(net of withholding tax $20,619) .......................... $ 923,387
Interest .................................................... 153,837
Other income ................................................ 147,327
-----------
Total Income .............................................. 1,224,551
-----------
Expenses:
Investment advisory fees .................................... 486,885
Shareholder servicing fees .................................. 187,264
Administrative fees ......................................... 112,358
Custody and accounting fees ................................. 46,720
Professional fees ........................................... 31,592
Board of Directors' fees .................................... 4,702
Miscellaneous expenses ...................................... 60,423
-----------
Total Expenses ............................................ 929,944
Expense offset arrangement ................................ (41,254)
-----------
Net Expenses .............................................. 888,690
-----------
Net Investment Income ............................................ 335,861
-----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments .............................. 4,424,368
Net change in unrealized appreciation on investments .......... 5,591,321
-----------
Net Realized and Unrealized Gain ............................ 10,015,689
-----------
Net Increase in Net Assets Resulting from Operations .......... $10,351,550
===========

The accompanying notes are an integral part of these financial statements

FINANCIAL STATEMENT OCTOBER 31, 2006 9

BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


For the years ended
October 31,
---------------------------
2006 2005
----------- -----------
INCREASE IN NET ASSETS:
Operations:
Net investment income ................................. $ 335,861 $ 256,123
Net realized gain on investments ...................... 4,424,368 3,198,557
Net change in unrealized appreciation on investments .. 5,591,321 1,724,976
----------- -----------
Net increase in net assets resulting from operations .. 10,351,550 5,179,656
----------- -----------
Dividends and distributions to Class N shareholders
declared from net investment income: .................. (48,978) (283,472)
----------- -----------
Capital stock transactions:
Net proceeds from sales of capital stock .............. 27,811,128 17,951,544
Net asset value of capital stock issued to shareholders
for reinvestment of distributions ................... 41,362 26,773
Net cost of capital stock redeemed .................... (17,154,390) (8,787,910)
----------- -----------
Net increase in net assets resulting from
capital stock transactions ........................ 10,698,100 9,190,407
----------- -----------
Total increase in net assets ........................ 21,000,672 14,086,591

NET ASSETS:
Beginning of year ....................................... 61,981,560 47,894,969
----------- -----------
End of year (including undistributed net investment
income of $316,167 and $32,982, respectively) ......... $82,982,232 $61,981,560
=========== ===========


The accompanying notes are an integral part of these financial statements

10

BBH CORE SELECT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year


For the years ended October 31,
---------------------------------------------------------------
2006 2005 2004 2003 2002
------- ------- ------- ------- -------
Net asset value, beginning of year ...... $10.20 $9.30 $8.94 $7.79 $9.46
Income from investment operations:
Net investment income ................. 0.04 0.05 0.02 0.04 0.01
Net realized and unrealized gain (loss) 1.51 0.91 0.38 1.12 (1.68)
------- ------- ------- ------- -------
Total income (loss) from investment
operations ......................... 1.55 0.96 0.40 1.16 (1.67)
------- ------- ------- ------- -------
Less dividends and distributions:
From net investment income ............ (0.01) (0.06) (0.04) (0.01) --
------- ------- ------- ------- -------
Net asset value, end of year ............ $11.74 $10.20 $9.30 $8.94 $7.79
======= ======= ======= ======= =======
Total return ............................ 15.18% 10.31% 4.46% 14.34% (17.65)%

Ratios/Supplemental data:
Net assets, end of year
(in millions) ....................... $83 $62 $48 $47 $83
Expenses as a percentage of
average net assets .................. 1.19%(1) 1.22%(1,2) 1.20%(2) 1.20%(2) 1.20%(2)
Ratio of net investment income
to average net assets ............... 0.45% 0.47% 0.23% 0.42% 0.17%
Portfolio turnover rate ............... 53% 59% 57% 44% 33%


----------
(1) For the years ended October 31, 2006 and 2005, the fund's expenses were reduced through an expense offset arrangement with the fund's custodian, had the arrangement not been in place, the actual expense ratio of the fund would have been 1.24% and 1.27%, respectively.

(2) Had the expense reimbursement agreement, which terminated on December 31,
2004, not been in place, the ratio of expenses to average net assets would have been as follows:
N/A 1.24% 1.32% 1.36% 1.43%

The accompanying notes are an integral part of these financial statements

FINANCIAL STATEMENT OCTOBER 31, 2006 11

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2006

1. Organization and Significant Accounting Policies. BBH Core Select (the
"Fund") (formerly BBH Tax-Efficient Equity Fund) is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The
Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Corporation's
Board of Directors reclassified the Fund's outstanding shares as "Class
N", and established a new class of shares designated as "Class I". As of
October 31, 2006, there were no Class I shares outstanding.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the
over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of
Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Corporation's Board of Directors.

B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors.
The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and
dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2006.

C. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method.
Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

12

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code")
applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss
carryforwards. These differences may result in temporary
over-distributions for financial statement purposes and are
classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not
constitute a return of capital. Permanent differences are
reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

E. Dividends and Distributions to Shareholders. Dividends and
distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005, respectively, were as follows:


Distribution paid from:
------------------------------------------------------------------------------
Net Total Total
Ordinary long-term taxable Tax return distributions
Income capital gain distributions of capital paid
-------- ------------ ------------- ---------- -------------
2006: $ 48,978 -- $ 48,978 -- $ 48,978
2005: 283,472 -- 283,472 -- 283,472


As of October 31, 2006 and 2005, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Components of accumulated earnings/(deficit):
------------------------------------------------------------------------------------------
Total
Undistributed Undistributed Accumulated Unrealized accumulated ordinary long-term Accumulated capital and appreciation/ earnings/
income capital gains earnings other losses (depreciation) (deficit)
------------- ------------- ----------- ------------ -------------- -----------
2006: $316,167 -- $316,167 $ (6,039,537) $9,292,467 $3,569,097
2005: 32,982 -- 32,982 (10,442,611) 3,676,154 (6,733,475)


The Fund had net capital loss carryforwards of approximately $6,039,537 which expires as follows:

Capital loss Expiration
carryforward date
------------ ----------
$1,679,329 10/31/2010
4,270,319 10/31/2011
89,889 10/31/2012

FINANCIAL STATEMENT OCTOBER 31, 2006 13

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

Total distributions paid differ from the Statement of Changes in Net
Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized
appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

F. Accounting Developments. In June 2006, Financial Accounting Standards
Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -
an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

In September 2006, Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2. Transactions with Affiliates.

Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of
0.65% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange
Commission under the Investment Advisors Act of 1940. For the year ended
October 31, 2006, the Fund incurred $486,885 for investment advisory services.

Administrative Fees. The Corporation has an administration agreement with
Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company
("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2006, the Fund incurred $112,358 for administrative services.

Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value.
The custody fee is a transaction based fee with an annual minimum of
$30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million.
Custody and accounting fees were reduced by $41,254 as a result of an expense offset arrangement with the Fund's custodian. For the year ended
October 31, 2006, the Fund incurred

14

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

$46,720 for custody and accounting services. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the
Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the year ended October
31, 2006 was $178.

Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares'
average daily net assets. For the year ended October 31, 2006, the Fund incurred $187,264 for shareholder servicing services.

Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the year ended October 31, 2006, the Fund incurred no security lending fees.

Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2006, the Fund incurred $4,702 for these fees.

3. Investment Transactions. For the year ended October 31, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $42,382,622 and $35,822,831, respectively.

4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of October 31, 2006.
Transactions in Class N shares of capital stock were as follows:

SHARES
For the For the
year ended year ended
October 31, October 31,
2006 2005
----------- -----------
Capital stock sold ............................. 2,550,601 1,818,754
Capital stock issued in connection with
reinvestment of distributions ............... 3,844 2,755
Capital stock redeemed ......................... (1,562,704) (894,662)
---------- ---------

Net increase ................................... 991,741 926,847
========== =========

FINANCIAL STATEMENT OCTOBER 31, 2006 15

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2006

EXAMPLE
As a shareholder of BBH Core Select, you may incur two types of costs: (1)
transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

16

BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2006

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
Beginning Ending During Period
Account Value Account Value May 1, 2006
Class N May 1, 2006 October 31, 2006 to October 31, 2006(1)
------------- ---------------- ---------------------
Actual ............. $1,000 $1,053.90 6.16
Hypothetical(2) .... $1,000 $1,019.21 6.06

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.19% for
Class N shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2006 17


BBH CORE SELECT
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund
designates up to a maximum of $937,934 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended
October 31, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

100% of the ordinary income dividends paid by the Fund during the year ended
October 31, 2006 qualifies for the dividends received deduction available to corporate shareholders.

18

DIRECTORS AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of the BBH Fund, Inc. (the
"Corporation") and executive officers of the Corporation is set forth below.
Part B to the Registration Statement of the BBH Core Select includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.


Term of Number of
Office# Funds in
and Fund Other
Position(s) Length Complex Trustee/
Name, Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
----------------------------------------------------------------------------------------------------------------------------------

Directors

Joseph V. Shields, Jr. Chairman of Since Managing Director, Chairman and Chief 10 None
Birth Date: the Board and 1990 Executive Officer of Shields & Company
March 17, 1938 Director (member of New York Stock Exchange);
Shields & Company Chairman of Capital Management
140 Broadway Associates, Inc. (registered investment
New York, NY 10005 adviser); Director of Flowers Foods,
Inc. (New York Stock Exchange listed
company).

David P. Feldman Director Since Director of Jeffrey Co. (1992 to 10 Director of
Birth Date: 1990 present); Director of QMED (1999 to Dreyfus
November 16, 1939 present). Mutual Funds
P.O. Box 864 (59 Funds)
Carefree, AZ 85377

Arthur D. Miltenberger Director Since 1992 Retired; Trustee, R.K. Mellon Family 10 None
Birth Date: Trusts (1981-June 2003); General
November 8, 1938 Partner, Mellon Family Investment
503 Darlington Road Company IV, V and VI (1983-2002);
Ligonier, PA 15658 Director of Aerostructures Corporation
(aircraft manufacturer) (1996-July
2003).

Eugene P. Beard Director Since 1993 Chairman & CEO of Westport Asset 10 Director of
Birth Date: Fund, Inc. Old Westbury
March 17, 1935 Funds (7 Funds)
River Park
800 Connecticut Avenue,
3 East
Norwalk, CT 06854

Alan G. Lowy Director Since 1993 Private Investor. 10 None
Birth Date:
April 17, 1939
4111 Clear Valley Drive



FINANCIAL STATEMENT OCTOBER 31, 2006 19

DIRECTORS AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)



Term of Number of
Office# Funds in
and Fund Other
Position(s) Length Complex Trustee/
Name, Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
----------------------------------------------------------------------------------------------------------------------------------

Samuel F. Pryor, IV Director Since 2005 Private Investor. 10 None
Birth date:
June 12, 1955
130 East 67th Street
New York, NY 10021

Officers

John A. Nielsen President, Since 2004 President and Principal Executive N/A N/A
Birth Date: Principal Officer of BBH Trust, BBH Prime
July 15, 1943 Executive Officer Institutional Money Market Fund, Inc.,
140 Broadway BBH Fund, Inc. and BBH U.S. Money Market
New York, NY 10005 Portfolio (since January 2004); He
joined Brown Brothers Harriman & Co.
("BBH & Co.") in 1968 and has been a
Partner of the firm since 1987.

Michael F. Hogan Chief Compliance Since 2005 Chief Compliance Officer to the BBH N/A N/A
Birth Date: Officer Trust, BBH Prime Institutional Money
January 26, 1963 Market Fund, Inc., BBH Fund, Inc. and
50 Milk Street the BBH U.S. Money Market Portfolio;
Boston, MA 02109 Senior Vice President of BBH & Co. since
September 1994; Joined BBH & Co. in
1985.

Charles H. Schreiber Treasurer, Since 2006 Treasurer, Principal Financial Officer N/A N/A
Birth Date: Principal and Anti Money Laundering Officer of BBH
December 10, 1957 Financial Officer, Trust, BBH Prime Institutional Money
140 Broadway Anti Money Market Fund, Inc., BBH Fund, Inc. and
New York, NY 10005 Laundering Officer BBH U.S. Money Market Portfolio; Senior
Vice President of BBH & Co. since
September 2001; Joined BBH & Co. in
1999.

Gail C. Jones Secretary Since 2002 Secretary of BBH Trust, BBH Prime N/A N/A
Birth Date: Institutional Money Market Fund, Inc.,
October 26, 1953 BBH Fund, Inc. and BBH U.S. Money Market
1001 Liberty Avenue Portfolio (since August 2002); Counsel,
Pittsburgh, PA 15222-3779 ReedSmith, LLP (since October 2002);
Corporate Counsel (January
1997-September 2002) and Vice President
(January 1999-September 2002) of
Federated Services Company.



20
DIRECTORS AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)


Term of Number of
Office# Funds in
and Fund Other
Position(s) Length Complex Trustee/
Name, Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
----------------------------------------------------------------------------------------------------------------------------------

Judith J. Mackin Vice President Since 2002 Vice President of BBH Trust, BBH Prime N/A N/A
Birth Date: Institutional Money Market Fund, Inc.,
May 30, 1960 BBH Fund, Inc. and BBH U.S. Money Market
1001 Liberty Avenue Portfolio (since August 2002); Vice
Pittsburgh, PA 15222-3779 President (since November 1997) of
Federated Services Company.

Victor Siclari Assistant Since 2002 Assistant Secretary of BBH Trust, BBH N/A N/A
Birth Date: Secretary Prime Institutional Money Market Fund,
November 17, 1961 Inc., BBH Fund, Inc. and BBH U.S. Money
1001 Liberty Avenue Market Portfolio (since August 2002);
Pittsburgh, PA 15222-3779 Partner, ReedSmith, LLP (since October
2002); Vice President (March
1996-September 2002) and Senior
Corporate Counsel (July 1998-September
2002) of Federated Investors, Inc.

John C. Smith Assistant Since 2002 Assistant Treasurer of BBH Trust, BBH N/A N/A
Birth Date: Treasurer Prime Institutional Money Market Fund,
August 2, 1965 Inc., BBH Fund, Inc. and BBH U.S. Money
50 Milk Street Market Portfolio (since August 2002);
Boston, MA 02109 Vice President (since September 2004),
Assistant Vice President (since
September 2001), Associate (September
2000-August 2001) and Senior Analyst
(June 1999-August 2000) of BBH & Co.



FINANCIAL STATEMENT OCTOBER 31, 2006 21

DIRECTORS AND OFFICERS OF BBH CORE SELECT
--------------------------------------------------------------------------------
(unaudited)


Term of Number of
Office# Funds in
and Fund Other
Position(s) Length Complex Trustee/
Name, Birth Date Held with of Time Principal Occupation(s) Overseen by Directorships
and Address Corporation Served During Past 5 Years Director^ Held
----------------------------------------------------------------------------------------------------------------------------------

Nancy D. Osborn Assistant Since 2002 Assistant Secretary of BBH Trust, BBH N/A N/A
Birth Date: Secretary, Prime Institutional Money Market Fund,
May 4, 1966 Assistant Inc., BBH Fund, Inc. and BBH U.S. Money
140 Broadway Treasurer Market Portfolio (since August 2002);
New York, NY 10005 Assistant Vice President of BBH & Co.
since 2003. Joined BBH & Co. in 1996.


----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of
Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the
Corporation's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money
Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH
Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.

22

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone: Call 1-800-575-1265
By E-mail send your request to: bbhfunds@bbh.com
On the internet: www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

Brown [LOGO]
Brothers
Harriman

BROWN [LOGO]
BROTHERS
HARRIMAN

Annual Report
OCTOBER 31, 2006

BBH Broad Market Fund
(Formerly, BBH Broad Market Fixed Income Fund)


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the 12-month period ended October 31, 2006, the BBH Broad Market Fund I
Shares returned 4.79%(1), while the N-Shares returned 4.64%(1) net of fees. The fund's benchmark, the Lehman Brothers Aggregate Bond Index ("LBAG Index")(2),
returned 5.19% over the same period. Interest rates over that time period were mixed with long term rates virtually unchanged but short term rates 10-30 basis points higher. The Federal Reserve increased the Federal Fund's rate 150 basis points over the period with rates ending the period at 5.25%. US Treasury securities generally under performed over that period as credit and volatility risk premiums narrowed across sectors. Lower quality and higher risk asset generally out performed.

The fund generally matched the benchmark's return before fees. Overweighted positions in high yield and asset-backed securities helped off set negative contributions from underweighted positions in agency and mortgage-backed securities. Tactical trading in inflation-indexed and foreign sovereign securities also added to return over the period.

----------

(1) Performance data quoted represents no guarantee of future results.
Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2) The LBAG Index is comprised of the Lehman Brothers Government/Corporate
Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities
Index, including securities that are investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The index is unmanaged, and investments cannot be made in an index.

2

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

Growth of $10,000 Invested in BBH Broad Market Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the
Fund from July 20, 2000 to October 31, 2006 as compared to the LBAG Index.

Broad
Market LBAG
Date Fund* Index
---- ----- -----
07/20/00 10,000 10,000
07/31/00 10,007 10,012
08/31/00 10,124 10,156
09/30/00 10,193 10,219
10/31/00 10,264 10,286
11/30/00 10,427 10,455
12/31/00 10,632 10,648
01/31/01 10,792 10,822
02/28/01 10,910 10,916
03/31/01 10,964 10,970
04/30/01 10,921 10,924
05/31/01 10,986 10,990
06/30/01 11,030 11,031
07/31/01 11,260 11,279
08/31/01 11,380 11,408
09/30/01 11,413 11,541
10/31/01 11,624 11,782
11/30/01 11,524 11,619
12/31/01 11,457 11,545
01/31/02 11,536 11,638
02/28/02 11,615 11,751
03/31/02 11,467 11,556
04/30/02 11,696 11,780
05/31/02 11,775 11,881
06/30/02 11,775 11,984
07/31/02 11,809 12,129
08/31/02 12,029 12,334
09/30/02 12,144 12,534
10/31/02 11,900 12,476
11/30/02 12,051 12,472
12/31/02 12,303 12,730
01/31/03 12,391 12,742
02/28/03 12,578 12,918
03/31/03 12,603 12,907
04/30/03 12,822 13,015
05/31/03 13,040 13,257
06/30/03 13,078 13,230
07/31/03 12,695 12,786
08/31/03 12,743 12,870
09/30/03 13,110 13,211
10/31/03 13,010 13,115
11/30/03 13,056 13,146
12/31/03 13,202 13,280
01/31/04 13,295 13,388
02/29/04 13,433 13,532
03/31/04 13,542 13,634
04/30/04 13,210 13,279
05/31/04 13,141 13,226
06/30/04 13,199 13,302
07/31/04 13,322 13,433
08/31/04 13,596 13,690
09/30/04 13,651 13,727
10/31/04 13,761 13,842
11/30/04 13,662 13731.39
12/31/04 13,785 13857.72
01/31/05 13,864 13945.02
02/28/05 13,825 13,863
03/31/05 13,728 13,792
04/30/05 13,909 13,978
05/31/05 14,050 14,129
06/30/05 14,140 14,207
07/31/05 14,034 14,078
08/31/05 14,201 14,258
09/30/05 14,086 14,072
10/31/05 13,967 13,961
11/30/05 14,016 14,023
12/31/05 14,152 14,156
01/31/06 14,165 14,156
02/28/06 14,220 14,203
03/31/06 14,071 14,063
04/30/06 14,019 14,038
05/31/06 13,999 14,023
06/30/06 14,028 14,052
07/31/06 14,200 14,242
08/31/06 14,398 14,460
09/30/06 14,527 14,587
10/31/06 14,617 14,683

--------------------------------------------------------------------------------
Total Return for the Period Ended
October 31, 2006
--------------------------------------------------------------------------------
Since
Inception
One Year (Annualized)
--------------------------------------------------------------------------------
Class N 4.64% 6.22%(2)
--------------------------------------------------------------------------------
Class I 4.79% 6.38%
--------------------------------------------------------------------------------
*net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAG Index has been adjusted to reflect reinvestment of dividends on securities in the index. The LBAG Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and
Exchange Commission requires to be reflected in the Fund's performance.
The index is unmanaged.

(2) The BBH Broad Market Fund commenced operations on December 22, 2000.
Performance prior to December 22, 2000 is that of the BBH Broad Market
Portfolio adjusted to assume that all charges, expenses and fees of the
Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares' performance from December 22, 2000
(commencement of operations) to October 31, 2006 was 5.56%.

FINANCIAL STATEMENT OCTOBER 31, 2006 3

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders
of BBH Broad Market Fund:

We have audited the accompanying statement of assets and liabilities of BBH
Broad Market Fund (a series of BBH Fund, Inc.) (the" Fund"), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH
Broad Market Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 29, 2006

4

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2006 (unaudited)

BREAKDOWN BY SECURITY TYPE

Percent of
U.S. $ Value Net Assets
------------ ----------
Asset Backed Securities ........................... $ 47,490,421 19.7%
Collateralized Mortgage Backed Securities ......... 12,031,181 5.0
Corporate Bonds ................................... 68,993,345 28.6
Foreign Government Bonds .......................... 7,173,417 3.0
U.S. Government Agency Obligations ................ 43,039,114 17.9
U.S. Treasury Notes ............................... 62,809,228 26.1
Short-Term Investments ............................ 18,138,540 7.5
Liabilities in Excess of Cash and Other Assets .... (18,863,030) (7.8)
------------- -----
NET ASSETS ........................................ $ 240,812,216 100.0%
============= =====

All data as of October 31, 2006. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

FINANCIAL STATEMENT OCTOBER 31, 2006 5

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
ASSET BACKED SECURITIES (19.7%)
$ 1,100,000 Advanta Business Card Master
Trust 2001-A1(1) ............... 10/20/10 6.170% $ 1,111,810
1,870,000 Advanta Business Card Master
Trust 2005-C1(1) ............... 08/22/11 5.835 1,880,194
1,043,575 Argent Securities, Inc. 2006-W5(1) 06/25/36 5.360 1,043,265
1,016,513 Capital Auto Receivables Asset
Trust 2003-3 ................... 01/15/08 2.960 1,010,325
1,275,000 Capital One Auto Finance
Trust 2006-A ................... 11/15/10 5.330 1,278,165
1,030,000 Capital One Multi-Asset Execution
Trust 2003-B5 .................. 08/15/13 4.790 1,013,861
1,500,000 Capital One Multi-Asset Execution
Trust 2006-A6 .................. 02/18/14 5.300 1,521,434
3,000,000 Capital One Multi-Asset Execution
Trust 2006-A7(1) ............... 03/17/14 5.350 3,001,191
2,500,000 Chase Issuance Trust 2005-A5(1) ... 02/15/12 5.340 2,501,220
840,000 Citibank Credit Card Issuance
Trust 2002-C2 .................. 02/18/14 6.950 898,035
2,400,000 Citibank Credit Card Issuance
Trust 2006-A4 .................. 05/10/13 5.450 2,439,890
670,200 Countrywide Asset-Backed
Certificates 2004-12(1) ........ 12/25/30 4.022 664,585
535,747 Countrywide Asset-Backed
Certificates 2004-13(1) ........ 02/25/31 3.989 530,384
463,833 Countrywide Asset-Backed
Certificates 2004-S1 ........... 03/25/20 3.872 456,690
105,978 Countrywide Home Equity Loan
Trust 2004-N(1) ................ 02/15/34 5.600 106,159
208,944 Countrywide Home Equity Loan
Trust 2004-O(1) ................ 02/15/34 5.600 209,386
183,520 Countrywide Home Equity Loan
Trust 2004-Q(1) ................ 12/15/33 5.620 184,016
60,602 Credit-Based Asset Servicing and
Securitization(1),(2) .......... 06/25/32 5.830 60,632
1,650,000 Credit-Based Asset Servicing and
Securitization(2) .............. 06/25/32 6.080 1,653,094


The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
$ 1,203,569 Daimler Chrysler Auto Trust 2003-B 03/09/09 2.860% $ 1,189,853
624,214 Federated CBO II, Ltd.(2) ......... 07/10/12 8.630 644,501
955,358 Gleacher CBO, Ltd. 200-1A(1),(2) .. 05/09/12 5.711 955,931
950,840 Greenpoint Mortgage Funding Trust
2006-HE1(1) .................... 03/12/37 5.490 950,957
744,633 Household Automotive Trust
Series 2003-1 .................. 11/17/09 2.220 735,949
2,800,000 MBNA Credit Card Master Note
Trust 2005-A1 .................. 09/15/10 4.200 2,766,203
2,000,000 MBNA Credit Card Master Note
Trust 2006-C3(1) ............... 10/15/13 5.610 2,000,786
2,340,000 Metris Master Trust 2005-1A(1),(2) 03/21/11 7.225 2,341,868
480,000 Marriott Vacation Club Owner
Trust 2006-2A(2) ............... 10/20/28 5.362 479,992
1,733,118 Navistar Financial Corp. Owner
Trust 2003-AA .................. 11/15/09 2.240 1,719,803
732,000 Navistar Financial Corp. Owner
Trust 2004-A ................... 03/15/11 2.590 710,621
1,400,000 Nissan Auto Receivables Owner
Trust 2006-B ................... 11/15/11 5.220 1,409,082
1,716,172 Residential Asset Securities Corp. 06/25/36 5.370 1,716,281
713,377 Triad Auto Receivables Owner
Trust 2004-A ................... 09/13/10 2.500 697,646
5,900,000 Usaa Auto Owner Trust 2005-1 ...... 11/15/11 4.130 5,808,161
1,110,000 Washington Mutual Master Note
Trust 2006-M1A(1),(2) .......... 08/15/13 5.410 1,110,000
107,294 WFS Financial Owner Trust 2003-1 .. 09/20/10 3.560 107,081
584,915 WFS Financial Owner Trust 2003-2 .. 12/20/10 3.050 581,370
------------
Total Asset Backed Securities
(Identified cost $46,697,965) ..... 47,490,421
------------
COLLATERALIZED MORTGAGE
BACKED SECURITIES (5.0%)
1,350,000 Bear Stearns Commercial
Mortgage 2006-PWR11(1) ......... 03/11/39 5.577 1,367,187


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 7

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
$ 1,500,000 Bear Stearns Commercial Mortgage
Securities 2006-T22(1) ......... 04/12/38 5.633% $ 1,521,524
273,982 Credit-Based Asset Servicing and
Securitization 2003-CB3 ........ 12/25/32 2.879 265,723
2,100,000 Merrill Lynch Mortgage
Trust 2006-C1A ................. 05/12/39 5.799 2,142,192
1,717,559 Morgan Stanley Capital 1 2006-HQ8 . 03/12/44 5.124 1,717,651
1,400,000 Morgan Stanley Capital I 2006-T21 . 10/12/52 5.090 1,397,206
35,827 Residential Asset Mortgage
Products, Inc. 2004-RS4 ........ 01/25/30 4.003 35,615
612,802 Residential Asset Mortgage
Products, Inc. 2004-RS7 ........ 07/25/28 4.450 607,397
733,382 Residential Asset Securities
Corp. 2004-KS11(1) ............ 12/25/34 5.590 734,858
2,200,000 Wachovia Bank Commercial Mortgage
Trust 2006-C25(1) .............. 05/15/43 5.684 2,241,828
------------
Total Collateralized
Mortgage Backed Securities
(Identified cost $9,757,217) ...... 12,031,181
------------
CORPORATE BONDS (28.6%)
AGRICULTURE (0.3%)
210,000 Altria Group, Inc. ................ 07/01/08 7.650 217,333
375,000 Reynolds American, Inc.(2) ........ 07/15/15 7.300 389,650
------------
606,983
------------
AUTO MANUFACTURERS (0.8%)
1,090,000 DaimlerChrysler NA Holdings Corp... 01/15/08 4.750 1,079,674
845,000 DaimlerChrysler NA Holdings Corp... 06/15/10 4.875 825,003
100,000 DaimlerChrysler NA Holdings Corp... 11/15/13 6.500 103,345
------------
2,008,022
------------
AUTO PARTS & EQUIPMENT (0.1%)
200,000 Commercial Vehicle Group, Inc...... 07/01/13 8.000 194,000
------------
BANKING (0.5%)
600,000 Korea Development Bank ............ 03/02/09 3.875 581,872
585,000 Popular North America, Inc......... 10/01/08 3.875 569,438
------------
1,151,310
------------


The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
CORPORATE BONDS (continued)
BEVERAGES (1.4%)
$ 1,000,000 Cia Brasileira de Bebidas ......... 09/15/13 8.750% $ 1,165,000
380,000 Coors Brewing Co. ................. 05/15/12 6.375 395,867
545,000 Diageo Finance BV ................. 04/01/13 5.500 547,328
1,275,000 Molson Coors Capital Finance ULC .. 09/22/10 4.850 1,254,390
------------
3,362,585
------------
CHEMICALS (0.2%)
100,000 Huntsman International LLC(2) ..... 11/15/14 7.875 100,000
300,000 PolyOne Corp.(3) .................. 05/01/12 8.875 304,500
------------
404,500
------------
COMMERCIAL SERVICES (0.5%)
300,000 Avis Budget Car Rental LLC(2) ..... 05/15/16 7.750 293,250
740,000 Centex Corp........................ 02/01/11 7.875 801,561
150,000 Corrections Corp. of America ...... 05/01/11 7.500 153,375
------------
1,248,186
------------
CONSUMER STAPLES (0.2%)
605,000 Fortune Brands, Inc................ 01/15/11 5.125 593,882
------------
DIVERSIFIED FINANCIAL
SERVICES (7.8%)
965,000 Associates Corp. of North America . 11/01/08 6.250 983,968
760,000 AXA Financial, Inc................. 08/01/10 7.750 823,736
880,000 Bear Stearns & Co., Inc............ 12/07/09 7.625 941,560
250,000 Capital One Bank .................. 06/15/09 5.000 248,700
760,000 Capital One Financial Corp......... 02/21/12 4.800 735,508
935,000 CIT Group, Inc..................... 02/01/10 4.250 907,667
800,000 Countrywide Home Loans, Inc........ 12/19/07 4.250 790,146
2,540,000 Countrywide Home Loans, Inc........ 09/15/09 4.125 2,464,732
200,000 E*Trade Financial Corp............. 06/15/11 8.000 207,500
1,415,000 FIA Credit Services NA ............ 06/15/12 6.625 1,505,737
1,575,000 General Electric Capital Corp...... 03/04/08 4.125 1,553,674
480,000 Hartford Financial Services
Group, Inc...................... 10/15/16 5.500 482,402
400,000 Host Marriot LP ................... 11/01/13 7.125 404,500
2,460,000 HSBC Finance Corp.................. 11/27/12 6.375 2,596,668


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 9

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL
SERVICES (continued)
$ 1,660,000 International Lease Finance Corp... 09/01/10 4.875% $ 1,640,291
1,000,000 Morgan Stanley .................... 04/01/14 4.750 956,811
300,000 Residential Reinsurance,
Ltd.(1),(2) .................... 06/06/08 10.850 285,186
1,235,000 SLM Corp........................... 07/26/10 4.500 1,204,571
------------
18,733,357
------------
ELECTRIC (1.2%)
2,000,000 Baltimore Gas & Electric .......... 12/15/06 5.250 1,999,170
455,000 Dominion Resources, Inc............ 12/15/10 4.750 444,711
300,000 NiSource Finance Corp. ............ 11/01/06 3.200 300,000
50,000 NRG Energy, Inc.................... 02/01/16 7.375 50,562
------------
2,794,443
------------
ENTERTAINMENT (0.2%)
450,000 Pinnacle Entertainment, Inc........ 10/01/13 8.750 473,625
------------
FINANCE (0.6%)
750,000 Istar Financial, Inc.(1),(2) ...... 09/15/09 5.730 750,097
640,000 Vita Capital II, Ltd.(1),(2) ...... 01/01/10 6.772 625,754
------------
1,375,851
------------
FOOD (0.4%)
350,000 Chiquita Brands International,
Inc.(3) ........................ 12/01/15 8.875 318,937
270,000 Hershey Co......................... 09/01/11 5.300 272,378
455,000 Sara Lee Corp...................... 09/15/11 6.250 460,991
------------
1,052,306
------------
FOREST PRODUCTS & PAPER (1.4%)
400,000 Abitibi-Consolidated, Inc.(3) ..... 08/01/10 8.550 384,500
500,000 Bowater, Inc.(1) .................. 03/15/10 8.390 505,000
520,000 International Paper Co............. 10/30/12 5.850 534,247
300,000 Verso Paper Holdings LLC(2) ....... 08/01/14 9.125 304,500
1,555,000 Weyerhaeuser Co.................... 03/15/07 6.125 1,555,737
------------
3,283,984
------------


The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
CORPORATE BONDS (continued)
GAS (0.3%)
$ 660,000 Sempra Energy ..................... 02/01/13 6.000% $ 676,895
------------
HEALTHCARE SERVICES (0.5%)
1,142,000 WellPoint, Inc..................... 09/01/07 3.500 1,122,530
------------
INDUSTRIALS (1.1%)
425,000 Ahern Rentals, Inc................. 08/15/13 9.250 436,687
400,000 Allied Waste North America, Inc.... 05/15/16 7.125 396,000
300,000 Embraer Overseas, Ltd.(2) ......... 01/24/17 6.375 300,000
415,000 Honeywell International, Inc....... 03/15/16 5.400 418,005
525,000 Masco Corp......................... 10/03/16 6.125 527,095
200,000 NXP BV/NXP Funding LLC(2) ......... 10/15/14 7.875 203,000
400,000 WCA Waste Corp.(2) ................ 06/15/14 9.250 414,000
------------
2,694,787
------------
INSURANCE (1.3%)
480,000 Commerce Group, Inc................ 12/09/13 5.950 480,428
700,000 Everest Reinsurance Holdings ...... 10/15/14 5.400 689,104
1,240,000 MetLife, Inc....................... 12/01/11 6.125 1,288,811
760,000 XL Capital, Ltd.................... 09/15/14 5.250 747,294
------------
3,205,637
------------
LODGING (0.7%)
400,000 Boyd Gaming Corp................... 12/15/12 7.750 411,000
400,000 MGM Mirage ........................ 02/01/11 8.375 415,500
460,000 Resorts International Hotel &
Casino, Inc..................... 03/15/09 11.500 461,150
377,000 Riviera Holdings Corp.............. 06/15/10 11.000 397,735
------------
1,685,385
------------
MEDIA (1.4%)
1,240,000 Comcast Corp....................... 03/15/11 5.500 1,248,124
350,000 EchoStar DBS Corp.(2) ............. 02/01/16 7.125 342,125
1,830,000 Time Warner, Inc................... 04/15/11 6.750 1,919,288
------------
3,509,537
------------


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 11

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
CORPORATE BONDS (continued)
OIL & GAS (0.7%)
$ 705,000 Pemex Project Funding Master Trust 02/01/09 7.875% $ 740,602
255,000 Pemex Project Funding Master Trust 12/15/14 7.375 279,862
625,000 Petronas Capital, Ltd.(2) ......... 05/22/12 7.000 676,507
------------
1,696,971
------------
PACKAGING & CONTAINERS (0.4%)
200,000 Berry Plastics Holding(2) ......... 09/15/14 8.875 202,000
325,000 Owens-Brockway Glass
Container, Inc. ................ 12/01/14 6.750 312,000
450,000 Smurfit-Stone Container
Enterprises, Inc. .............. 07/01/12 8.375 438,750
------------
952,750
------------
PHARMACEUTICALS (0.7%)
680,000 Abbott Laboratories ............... 05/15/11 5.600 693,042
960,000 WYETH ............................. 03/15/11 6.950 1,022,869
------------
1,715,911
------------
REAL ESTATE (0.5%)
680,000 Brookfield Asset Management, Inc... 06/15/12 7.125 729,058
525,000 EOP Operating LP .................. 01/15/09 6.800 540,881
------------
1,269,939
------------
REITS (0.5%)
650,000 Simon Property Group LP ........... 06/15/08 7.000 666,801
455,000 Simon Property Group LP ........... 09/01/11 5.600 460,054
------------
1,126,855
------------
RETAIL (0.3%)
250,000 Bon-Ton Department Stores, Inc .....03/15/14 10.250 253,437
315,000 Lowe's Companies, Inc.............. 10/15/16 5.400 314,275
100,000 Quiksilver, Inc.................... 04/15/15 6.875 96,250
------------
663,962
------------
SAVINGS & LOANS (0.4%)
1,100,000 Washington Mutual, Inc............. 01/15/09 4.000 1,073,698
------------


The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
CORPORATE BONDS (continued)
TELECOMMUNICATIONS (4.0%)
$ 345,000 America Movil SA de CV Series L ... 03/01/09 4.125% $ 335,939
555,000 AT&T, Inc.......................... 09/15/09 4.125 538,667
1,500,000 AT&T, Inc.......................... 03/15/11 6.250 1,553,723
400,000 AT&T, Inc.......................... 09/15/14 5.100 389,667
1,300,000 Deutsche Telekom International
Finance BV ..................... 06/15/10 8.000 1,419,029
355,000 France Telecom SA ................. 03/01/11 7.750 389,959
1,025,000 GTE California, Inc................ 01/15/09 5.500 1,025,391
575,000 KT Corp.(2) ....................... 07/15/15 4.875 547,389
96,000 Motorola, Inc...................... 11/15/10 7.625 104,160
945,000 New Cingular Wireless
Services, Inc................... 03/01/11 7.875 1,036,071
550,000 Qwest Communications
International, Inc.(1) ......... 02/15/09 8.874 558,938
500,000 Rogers Wireless, Inc.(1) .......... 12/15/10 8.515 510,625
850,000 Sprint Capital Corp................ 01/30/11 7.625 916,140
480,000 Telecom Italia Capital ............ 01/15/10 4.000 457,185
------------
9,782,883
------------
TRANSPORTATION (0.2%)
535,000 MISC Capital, Ltd.(2) ............. 07/01/09 5.000 532,571
------------
Total Corporate Bonds
(Identified cost $68,736,464) ..... 68,993,345
------------
FOREIGN GOVERNMENT BONDS (3.0%)
PLN16,000,000 Poland Government Bond ............ 05/24/11 4.250 5,101,937
$ 250,000 Republica Orient Uruguay .......... 03/21/36 7.625 257,250
1,300,000 Republic of Turkey ................ 02/05/25 7.375 1,309,750
480,000 United Mexican States ............. 01/16/13 6.375 504,480
------------
Total Foreign Government Bonds
(Identified cost ($6,885,079) ..... 7,173,417
------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (17.9%)
250,000 Federal National Mortgage Assoc.... 05/01/08 3.720 245,710


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 13

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
$ 2,500,000 Federal National Mortgage Assoc.... 09/02/08 4.000% $ 2,455,252
20,745 Federal National Mortgage Assoc.... 04/25/15 5.500 20,668
69,778 Federal National Mortgage Assoc.... 04/01/17 6.500 71,269
190,401 Federal National Mortgage Assoc.... 03/01/20 4.500 184,228
170,000 Federal National Mortgage Assoc.... 10/25/21 6.000 172,400
8,580 Federal National Mortgage Assoc.... 12/01/28 7.500 8,966
5,239 Federal National Mortgage Assoc.... 04/01/29 7.500 5,474
6,327 Federal National Mortgage Assoc.... 04/01/29 7.500 6,611
18,482 Federal National Mortgage Assoc.... 12/01/30 7.500 19,306
1,819,056 Federal National Mortgage Assoc.... 01/25/31 6.000 1,820,703
270,000 Federal National Mortgage Assoc.... 03/25/31 5.500 268,917
271,622 Federal National Mortgage Assoc.... 07/01/32 7.000 280,324
150,713 Federal National Mortgage Assoc.... 10/01/33 6.000 151,986
139,930 Federal National Mortgage Assoc.... 11/25/33 5.500 139,066
140,127 Federal National Mortgage Assoc.... 03/01/34 4.500 131,916
82,287 Federal National Mortgage Assoc.... 02/01/35 5.500 81,537
172,352 Federal National Mortgage Assoc.... 09/01/35 5.500 170,422
2,000,000 Federal National Mortgage Assoc.... 11/01/36 5.000 1,930,624
155,067 Federal National Mortgage Assoc.... 02/25/44 5.950 154,365
8,000,000 Federal National Mortgage Assoc.
(TBA 30YR) ..................... 11/01/35 6.500 8,152,496
13,600,000 Federal National Mortgage Assoc.
(TBA 30YR) ..................... 11/01/36 5.500 13,438,500
87,143 FHLMC Gold Guaranteed ............. 08/15/13 4.000 85,847
190,000 FHLMC Gold Guaranteed ............. 08/15/13 4.500 187,874
627,847 FHLMC Gold Guaranteed ............. 05/01/19 4.000 594,872
2,090,347 FHLMC Gold Guaranteed ............. 05/01/19 4.000 1,980,559
1,193,079 FHLMC Gold Guaranteed ............. 12/01/19 4.000 1,130,417
3,435,657 FHLMC Gold Guaranteed ............. 02/01/20 4.000 3,255,211
175,000 FHLMC Gold Guaranteed ............. 05/15/28 5.500 175,832
180,000 FHLMC Gold Guaranteed ............. 01/15/29 5.500 180,127
1,574,135 FHLMC Gold Guaranteed ............. 10/01/34 5.500 1,560,286
105,000 FHLMC Gold Guaranteed ............. 10/15/34 5.500 104,311
191,109 FHLMC Gold Guaranteed ............. 11/01/35 5.000 184,733


The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)


Principal Maturity Interest
Amount Date Rate Value
--------- -------- -------- -----
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
$ 143,876 FHLMC Gold Guaranteed ............. 12/01/35 5.000% $ 139,076
110,087 FHLMC Gold Guaranteed ............. 12/01/35 5.000 106,414
101,010 General National Mortgage Assoc.(1) 08/20/29 5.500 101,372
3,425,454 General National Mortgage Assoc.... 11/15/35 5.000 3,341,443
------------
Total U.S. Government Agency Obligations
(Identified cost $43,185,247) ..... 43,039,114
------------
U.S. TREASURY NOTES (26.1%)
15,000,000 U.S. Treasury Notes ............... 06/30/08 5.125 15,089,070
1,000,000 U.S. Treasury Notes ............... 02/15/16 4.500 992,109
2,895,660 U.S. Treasury Notes Tips .......... 01/15/07 3.375 2,861,613
15,409,050 U.S. Treasury Notes Tips .......... 04/15/11 2.375 15,326,581
11,610,975 U.S. Treasury Notes Tips .......... 07/15/16 2.500 11,777,883
32,500,000 U.S.Treasury Strip Coupon ......... 08/15/20 0.000 16,761,972
------------
Total U.S. Treasury Notes and Bonds
(Identified cost $65,860,788) ..... 62,809,228
------------
SHORT-TERM INVESTMENTS (7.5%)
765,588 Brown Brothers Investment Trust
Securities Lending Fund(4) ..... 765,588
4,200,000 Blue Spice ........................ 11/27/06 5.287 4,184,045
10,000,000 Rabobank USA ...................... 11/01/06 5.281 10,000,000
2,700,000 UBS Finance ....................... 11/01/06 5.281 2,700,000
500,000 U.S. Treasury Bills(5) ............ 04/12/07 5.066 488,907
------------
Total Short-Term Investments
(Identified cost $18,138,518) ..... 18,138,540
------------

TOTAL INVESTMENTS (Identified cost $259,261,278)(6) ....... 107.8% $259,675,246
LIABILITIES IN EXCESS OF OTHER ASSETS ..................... (7.8) (18,863,030)
----- ------------
NET ASSET ................................................. 100.0% $240,812,216
===== ============


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 15

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the October
31, 2006 coupon rate.

(2) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at October 31, 2006 was $13,212,047, or
5.5% of net assets.

(3) Security, or a portion thereof, on loan.

(4) Affiliated Issuer.

(5) Security held as collateral on futures contracts.

(6) The aggregate cost for federal income tax purposes is $259,467,476, the aggregate gross unrealized appreciation is $1,632,890, and the aggregate gross unrealized depreciation is $1,425,120, resulting in net unrealized depreciation of $207,770.

The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)

A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2006 is as follows:


Unrealized
Notional Market Appreciation/
Description Value Value (Depreciation)
----------- ----- ----- --------------
Buy Contracts:
Australian Dollars, settling 11/30/06 2,264,400 1,751,842 $ 11,128
Brazilian Reals settling 11/30/06 5,407,500 2,515,935 (1,523)
Canadian Dollars, settling 11/30/06 1,022,900 911,983 (2,286)
Euro settling 11/30/06 1,395,500 1,785,269 2,421
GBP British Pound settling 11/30/06 69,400 132,473 783
Hungarian Forint settling 11/30/06 1,135,550 770,558 (15,398)
Indonesian Rupiah settling 11/30/06 7,240,760,000 792,553 (955)
New Zealand Dollar settling 11/30/06 2,284,000 1,528,992 17,093
Norwegian Kroner settling 11/30/06 11,879,500 1,820,990 3,469
Swedish Krona settling 11/30/06 12,543,300 1,741,549 1,298
Swiss Franc settling 11/30/06 1,062,700 858,046 4,678

Sell Contracts:
Australian Dollars, settling 11/30/06 (2,277,500) (1,761,977) $(11,601)
Canadian Dollars, settling 11/30/06 (763,200) (680,443) 2,540
Euro settling 11/30/06 (870,000) (1,112,995) (4,448)
GBP British Pound settling 11/30/06 (268,400) (512,332) (2,222)
Hong Kong Dollars settling 12/27/06 (6,845,000) (881,963) 2,439
Hong Kong Dollars settling 03/30/07 (44,945,564) (5,808,849) (8,149)
Hungarian Forint settling 11/30/06 (159,851,374) (782,703) 3,254
Japanese Yen settling 11/30/06 (70,620,700) (606,849) (3,192)
New Zealand Dollar settling 11/30/06 (709,800) (475,166) (828)
Norwegian Kroner settling 11/30/06 (10,384,800) (1,591,870) (1,900)
Polish Zloty settling 11/30/06 (15,464,600) (5,107,613) (32,177)
Swedish Krona settling 11/30/06 (15,324,500) (2,127,699) (8,201)
Swiss Franc settling 11/30/06 (1,813,900) (1,464,581) (7,446)
Taiwan Dollar settling 11/30/06 (26,383,763) (797,382) (3,885)
--------
$(55,108)
========


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 17

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2006
(expressed in U.S. dollars)

A summary of obligations under open futures contracts at October 31, 2006 is as follows:


Unrealized
Expiration Base Contract Appreciation/
Position Date Contracts Note/Bond Value (Depreciation)
-------- -------- --------- --------- ----------- --------------
Long 06/2008 85 90 Day Euro$ $20,243,813 $ 54,188
Long 09/2008 85 90 Day Euro$ $20,238,500 $ 54,188
Long 12/2008 85 90 Day Euro$ $20,232,125 $ 54,188
Short 12/2006 175 U.S. 2Yr Treasury Note $35,771,095 $ (82,033)
Short 12/2006 150 U.S 10Yr Treasury Note $16,232,813 $(206,250)
---------
$(125,719)
=========


As of October 31, 2006, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

At October 31, 2006, the Fund had the following open swap agreements:


Amount Due
Notional from (to) Broker
Amount Description at Value
-------- ----------- ----------------
25,000,000 Agreement with Morgan Stanley terminating 03/14/11 to pay a fixed rate of 5.254% interest and receive the 3 months LIBOR paid quarterly. $ 227,500
30,000,000 Agreement with Citigroup terminating 05/11/11 to pay a fixed rate of 5.488% interest and receive the 3 months LIBOR paid quarterly. 558,000
10,000,000 Agreement with Goldman Sachs terminating 05/16/16 to pay a fixed rate of 5.703% interest and receive the 3 months LIBOR paid quarterly. 435,000
25,000,000 Agreement with Goldman Sachs terminating 09/11/11 to pay a fixed rate of 5.205% interest and receive the 3 months LIBOR paid quarterly. 185,000
26,500,000 Agreement with CDS terminating12/20/2011 to pay a fixed rate of
0.4% interest and receive the 3 months LIBOR paid quarterly. 50,846
5,000,000 Agreement with Goldman Sachs terminating 08/22/16 to pay 3.095%
the 3 months LIBOR paid quarterly. (1,718)
10,000,000 Agreement with Barclays terminating 09/22/08 to pay 2.930% the
3 months LIBOR paid quarterly. (34,227)
25,000,000 Agreement with Barclays terminating 12/20/06 to pay 5.234% the
3 months LIBOR paid quarterly. 617,131
----------
LIBOR - London Interbank Offered Rate $2,037,532
==========


As of October 31, 2006, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviation:

PLN - Polish Zloty

The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006


ASSETS:
Investments in securities, at value
(identified cost $259,261,278) .................................................................... $ 259,675,246
Cash ................................................................................................... 724,173
Receivables for:
Interest and other receivables .................................................................... 2,519,378
Swap agreements ................................................................................... 2,037,532
Capital stock sold ................................................................................ 725,000
Investments sold .................................................................................. 95,000
Unrealized appreciation of forward foreign
exchange currency contracts ..................................................................... 49,103
Variation margin .................................................................................. 21,800
-------------
Total Assets .................................................................................... 265,847,232
-------------
LIABILITIES:
Payable upon return of securities loaned .......................................................... 765,588
Payables for:
Investments purchased ............................................................................. 23,968,346
Unrealized depreciation of forward foreign
exchange currency contracts ..................................................................... 104,211
Custody and accounting fees ....................................................................... 51,490
Investment advisory fees .......................................................................... 39,326
Professional fees ................................................................................. 34,131
Administrative fees ............................................................................... 19,663
Shareholder servicing fees ........................................................................ 17,790
Dividend distributions ............................................................................ 2,554
Board of Directors' fees .......................................................................... 2,163
Accrued expenses and other liabilities ............................................................ 29,754
-------------
Total Liabilities ............................................................................... 25,035,016
-------------
NET ASSETS ............................................................................................. $ 240,812,216
=============
Net Assets Consist of:
Par value ......................................................................................... $ 23,843
Paid-in capital ................................................................................... 244,645,111
Undistributed net investment income ............................................................... 566,109
Accumulated net realized loss on
investments and futures contracts .............................................................. (6,083,665)
Net unrealized appreciation on investments
and foreign currency translations ............................................................... 1,660,818
-------------
Net Assets ............................................................................................. $ 240,812,216
=============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
($146,791,250 / 14,531,862 shares outstanding) ...................................................... $10.10
======
CLASS I SHARES NET ASSET VALUE
($94,020,966 / 9,311,546 shares outstanding) ........................................................ $10.10
======


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 19

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2006


NET INVESTMENT INCOME:
Income:
Interest and other income (net of withholding
taxes of $363) .................................................................................. $ 13,174,141
Securities lending income ......................................................................... 8,317
-------------
Total Income .................................................................................... 13,182,458
-------------
EXPENSES:
Investment advisory fees ............................................................................ 500,438
Administrative fees ................................................................................. 247,628
Shareholder servicing fees .......................................................................... 214,050
Custody and accounting fees ......................................................................... 131,479
Professional fees ................................................................................... 45,393
Board of Directors' fees ............................................................................ 15,311
Miscellaneous expenses .............................................................................. 76,520
-------------
Total Expenses .................................................................................... 1,230,819
Expense offset arrangement ........................................................................ (15,732)
-------------
Net Expenses ...................................................................................... 1,215,087
-------------
Net Investment Income ............................................................................... 11,967,371
-------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments, futures
contracts and swap agreements ................................................................... (5,694,292)
Net change in unrealized appreciation
(depreciation) on investments and foreign currency translations ................................. 4,454,640
-------------
Net Realized and Unrealized Loss .................................................................... (1,239,652)
-------------
Net Increase in Net Assets Resulting from Operations ................................................... $ 10,727,719
=============


The accompanying notes are an integral part of these financial statements.

20

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


For the years ended October 31,
-------------------------------
2006 2005
---- ----
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income ....................................................... $ 11,967,371 $ 9,184,305
Net realized gain (loss) on investments, futures
contracts and swap agreements ............................................. (5,694,292) 1,637,998
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations ............................. 4,454,640 (7,467,405)
------------- -------------
Net increase in net assets resulting from operations ........................ 10,727,719 3,354,898
------------- -------------
Dividends and distributions declared:
From net investment income:
Class N ..................................................................... (6,782,672) (5,245,882)
Class I ..................................................................... (4,787,636) (3,737,337)
From net realized gains:
Class N ..................................................................... (1,150,107) (1,351,078)
Class I ..................................................................... (767,109) (999,672)
------------- -------------
Total dividends and distributions declared ................................ (13,487,524) (11,333,969)
------------- -------------
Capital stock transactions:
Net proceeds from sales of capital stock .................................... 42,339,515 87,113,608
Net asset value of capital stock issued to shareholders
for reinvestment of dividends and distributions ........................... 6,856,683 2,889,867
Net cost of capital stock redeemed .......................................... (48,899,732) (39,624,386)
------------- -------------
Net increase in net assets resulting from
capital stock transactions .............................................. 296,466 50,379,089
------------- -------------
Total increase (decrease) in net assets ................................... (2,463,339) 42,400,018

NET ASSETS:
Beginning of year ............................................................. 243,275,555 200,875,537
------------- -------------
End of year (including undistributed net investment
income of $566,109 and $209,271, respectively) .............................. $ 240,812,216 $ 243,275,555
============= =============


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 21

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year


For the years ended October 31,
------------------------------------------------------------------------------
2006 2005 2004 2003 2002
---- ---- ---- ---- ----
Net asset value, beginning
of year ................................ $10.19 $10.57 $10.57 $10.25 $10.43
------ ------ ------ ------ ------
Income from investment
operations:
Net investment income .................. 0.48(1) 0.42(1) 0.43(1) 0.59(1) 0.46
Net realized and unrealized
gain (loss) .......................... (0.03) (0.27) 0.17 0.33 (0.19)
------ ------ ------ ------ ------
Total income from
investment operations .............. 0.45 0.15 0.60 0.92 0.27
------ ------ ------ ------ ------
Less dividends and distributions:
From net investment income ............. (0.46) (0.41) (0.44) (0.60) (0.45)
From net realized gains ................ (0.08) (0.12) (0.16) -- --
------ ------ ------ ------ ------
Total dividends and
distributions ...................... (0.54) (0.53) (0.60) (0.60) (0.45)
------ ------ ------ ------ ------
Net asset value, end of year .............. $10.10 $10.19 $10.57 $10.57 $10.25
====== ====== ====== ====== ======
Total return .............................. 4.64% 1.49% 5.77% 9.33% 2.39%
Ratios/Supplemental data:
Net assets, end of year
(in millions) ........................ $147 $149 $110 $115 $94
Expenses as a percentage of
average net assets ................... 0.55%(2) 0.57%(2) 0.55%(3) 0.55%(3) 0.55%(3)
Ratio of net investment income
to average net assets ................ 4.75% 4.06% 4.14% 5.55% 4.30%
Portfolio turnover rate ................ 325% 211% 210% 249%(4) 416%(4)


----------

(1) Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the years ended October
31, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.56% and 0.58%, respectively.

(3) Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have been as follows:

N/A N/A 0.61% 0.62% 0.70%

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Broad Market Fund (the "Portfolio") in which the
Fund invested through December 3, 2002.

The accompanying notes are an integral part of these financial statements.

22

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period


For the period from
December 3, 2002
For the years ended October 31, (commencement of
------------------------------- operations) to
2006 2005 2004 October 31, 2003
---- ---- ---- ----------------
Net asset value, beginning of period .......................... $ 10.19 $ 10.57 $ 10.57 $10.22
------- ------- ------- ------
Income from investment operations:
Net investment income(1) ................................... 0.50 0.44 0.46 0.53
Net realized and unrealized gain (loss) .................... (0.04) (0.27) 0.15 0.34
------- ------- ------- ------
Total income from investment operations .................. 0.46 0.17 0.61 0.87
------- ------- ------- ------
Less dividends and distributions:
From net investment income ................................. (0.47) (0.43) (0.45) (0.52)
From net realized gains .................................... (0.08) (0.12) (0.16) --
------- ------- ------- ------
Total dividends and distributions ........................ (0.55) (0.55) (0.61) (0.52)
------- ------- ------- ------
Net asset value, end of period ................................ $ 10.10 $ 10.19 $ 10.57 $10.57
======= ======= ======= ======
Total return .................................................. 4.79% 1.64% 5.91% 9.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions) .................... $94 $94 $91 $87
Expenses as a percentage of average
net assets ............................................... 0.40%(2) 0.42%2 0.40%(3) 0.40%(3),(4)
Ratio of net investment income to average
net assets ............................................... 4.92% 4.21% 4.36% 5.42%(4)
Portfolio turnover rate .................................... 325% 211% 210% 249%(4),(5)


----------
(1) Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the years ended October
31, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.41% and 0.44%, respectively.

(3) Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have been as follows:

N/A N/A 0.45% 0.46%(3)

(4) Annualized.

(5) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through
December 3, 2002.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 23

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2006

1. Organization and Significant Accounting Policies. BBH Broad Market Fund
(the "Fund") (formerly BBH Broad Market Fixed Income Fund) is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The
Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Corporation's
Board of Directors reclassified the Fund's outstanding shares as "Class
N", and established a new class of shares designated as "Class I". Class I commenced on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities' (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Corporation's Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by
amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the
Corporation's Board of Directors.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of
identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the
Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

24

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code")
applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary
over-distributions for financial statement purposes and are
classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not
constitute a return of capital. Permanent differences are
reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

D. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The
Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At October 31, 2006, the
Fund had no open repurchase agreements.

E. Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.
Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the
Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the
underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

FINANCIAL STATEMENT OCTOBER 31, 2006 25

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

F. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S.
dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information
regarding forward foreign exchange contracts is included at the end of the Portfolio of Investments.

G. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk.
Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the
Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures
contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.
Information regarding financial futures contracts is included at the end of the Portfolio of Investments.

H. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in
Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A
Security may be considered illiquid and therefore subject to the 15%
limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A
Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of
Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

I. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors.
The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and
dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest

26

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.
Information regarding securities lending is included at the end of the Portfolio of Investments.

J. Dividends and Distributions to Shareholders. Dividends to
shareholders are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005, respectively, were as follows:


Distribution paid from:
---------------------------------------------------------------------------------------------------------------
Net Total Total
Ordinary long term taxable Tax return distributions
Income capital gain distributions of capital paid
------ ------------ ------------- ---------- ----
2006: $12,915,003 $ 572,521 $13,487,524 -- $13,487,524
2005: 9,581,114 1,752,855 11,333,969 -- 11,333,969


As of October 31, 2006 and 2005, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Components of accumulated earnings/(deficit):
--------------------------------------------------------------------------------------------------------------------
Total
Undistributed Undistributed Accumulated Unrealized accumulated ordinary long-term Accumulated capital and appreciation/ earnings/
income capital gains earnings other losses (depreciation) (deficit)
------ ------------- -------- ------------ -------------- ---------
2006: $ 530,515 $ -- $ 530,515 $(5,783,575) $ 1,612,752 $(3,640,308)
2005: 1,846,645 572,504 2,419,149 -- (3,516,082) (1,096,933)


The Fund had a net capital loss carryforward of approximately
$5,783,575 which will expire on October 31, 2014.

Total distributions paid differ from the Statement of Changes in Net
Assets because for tax purposes dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized
appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales, forward currency contracts marked to market and futures marked to market.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

K. Accounting Developments. In June 2006, Financial Accounting
Standards Board Interpretation No. 48, Accounting for Uncertainty in
Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December
15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken

FINANCIAL STATEMENT OCTOBER 31, 2006 27

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the
Funds' net assets and results of operations.

In September 2006, Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2. Transactions with Affiliates.

Investment Advisory Fees. The Fund has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the
Fund calculated daily and paid monthly at an annual rate of 0.20% of the
Fund's average daily net assets. For the year ended October 31, 2006, the
Fund incurred $500,438 for investment advisory services.

Administrative Fees. The Corporation has an administrative agreement with
Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets.
BBHTC has a sub-administration services agreement with Federated Service
Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2006, the Fund incurred $247,628 for administrative services.

Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate of 0.15% of Class N shares' average daily net assets. For the year ended October 31, 2006, the
Fund incurred $214,050 for shareholder servicing services.

Custody and Accounting Fees. BBH acts as a custodian and receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value.
The custody fee is a transaction based fee with an annual minimum of
$30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2006, the Fund incurred $131,479 for custody and accounting services. These fees for the Fund were reduced by $15,732 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with
BBH, BBH will make overnight loans to the Fund to cover overdrafts.
Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the
Fund for the year ended October 31, 2006 was $14,820.

Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the year ended October 31, 2006, the Fund paid $432 to BBH for security lending services.

28

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2006

Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2006, the Fund incurred $15,311 for these fees.

3. Investment Transactions. For the year ended October 31, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $910,172,583 and $892,258,151, respectively.

4. Securities on Loan. As of October 31, 2006, the Fund had securities on loan with an aggregate market value of $750,728. The Fund received
$765,588 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the
Fund's security lending procedures.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:


SHARES AMOUNT
For the years ended October 31, For the years ended October 31,
------------------------------- -------------------------------
2006 2005 2006 2005
---------- ---------- ----------- -----------
Class N
Capital stock sold ..................................... 2,691,831 5,993,941 $ 27,155,668 $ 62,816,633
Capital stock issued in
connection with reinvestment of dividends ........... 343,925 133,957 3,454,818 1,387,540
Capital stock redeemed ................................. (3,167,700) (1,881,503) (31,750,476) (19,533,974)
---------- ---------- ------------ ------------
Net increase (decrease) ................................ (131,944) 4,246,395 $ (1,139,990) $ 44,670,199
========== ========== ============ ============

Class I
Capital stock sold ..................................... 1,487,919 2,421,745 $ 15,183,847 $ 24,296,975
Capital stock issued in connection with
reinvestment of dividends ........................... 338,884 126,014 3,401,865 1,502,327
Capital stock redeemed ................................. (1,727,757) (1,919,196) (17,149,256) (20,090,412)
---------- ---------- ------------ ------------
Net increase ........................................... 99,046 628,563 $ 1,436,456 $ 5,708,890
========== ========== ============ ============


FINANCIAL STATEMENT OCTOBER 31, 2006 29

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2006 (unaudited)

EXAMPLE
As a shareholder of BBH Broad Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The accompanying notes are an integral part of these financial statements.

30

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2006 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Expenses Paid
Beginning Ending During Period
Account Value Account Value May 1, 2006
May 1, 2006 October 31, 2006 to October 31, 2006(1)
----------- ---------------- ----------------------
Class N
Actual ................................................. $1,000 $1,041.50 2.83
Hypothetical(2) ........................................ $1,000 $1,022.43 2.80

Expenses Paid
Beginning Ending During Period
Account Value Account Value May 1, 2006
May 1, 2006 October 31, 2006 to October 31, 2006(1)
----------- ---------------- ----------------------
Class I
Actual ................................................. $1,000 $1,043.30 2.06
Hypothetical(2) ........................................ $1,000 $1,023.19 2.04


----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.55% and
0.40% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2006 31

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

The Fund hereby designates $572,521 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

In January 2007, shareholders will receive on Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006.
Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

32

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of the BBH Fund, Inc. (the
"Corporation") and executive officers of the Corporation is set forth below.
Part B to the Registration Statement of the BBH Broad Market Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.


Number of Funds
Term of Office# in Fund Complex Other Trustee/
Name, Birth Date Position(s) Held and Length of Principal Occupation(s) Overseen by Directorships
and Address with Corporation Time Served During Past 5 Years Director^ Held
------------------------------------------------------------------------------------------------------------------------------------

Joseph V. Shields, Chairman of the Since 1990 Managing Director, Chairman and 10 None
Jr. Birth Date: Board and Chief Executive Officer of
March 17, 1938 Director Shields & Company (member of
Shields & Company New York Stock Exchange);
140 Broadway New Chairman of Capital Management
York, NY 10005 Associates, Inc. (registered
investment adviser); Director
of Flowers Foods, Inc. (New
York Stock Exchange listed
company).

David P. Feldman Director Since 1990 Director of Jeffrey Co. (1992 to 10 Director of
Birth Date: present); Director of QMED Dreyfus Mutual
November 16, 1939 (1999 to present) Funds (59
P.O. Box 864 Funds)
Carefree, AZ 85377

Arthur D. Director Since 1992 Retired; Trustee, R.K. Mellon 10 None
Miltenberger Family Trusts (1981-June 2003);
Birth Date: General Partner, Mellon Family
November 8, 1938 Investment Company IV, V and VI
503 Darlington Road (1983-2002); Director of
Ligonier, PA 15658 Aerostructures Corporation
(aircraft manufacturer)
(1996-July 2003).

Eugene P. Beard Director Since 1993 Chairman & CEO of Westport 10 Director of Old
Birth Date: Asset Fund, Inc. Westbury Funds
March 17, 1935 (7 Funds)
River Park
800 Connecticut
Avenue, 3 East
Norwalk, CT 06854


FINANCIAL STATEMENT OCTOBER 31, 2006 33

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


Number of Funds
Term of Office# in Fund Complex Other Trustee/
Name, Birth Date Position(s) Held and Length of Principal Occupation(s) Overseen by Directorships
and Address with Corporation Time Served During Past 5 Years Director^ Held
------------------------------------------------------------------------------------------------------------------------------------
Alan G. Lowy Director Since 1993 Private Investor. 10 None
Birth Date:
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Samuel F. Pryor, IV Director Since 2005 Private Investor. 10 None
Birth date:
June 12, 1955
130 East 67th Street
New York, NY 10021

Officers

John A. Nielsen President, Since 2004 President and Principal N/A N/A
Birth Date: Principal Executive Officer of BBH Trust,
July 15, 1943 Executive Officer BBH Prime Institutional Money
140 Broadway Market Fund, Inc., BBH Fund,
New York, NY 10005 Inc. and BBH U.S. Money Market
Portfolio (since January 2004);
He joined Brown Brothers
Harriman & Co. ("BBH & Co.") in
1968 and has been a Partner of
the firm since 1987.

Michael F. Hogan Chief Compliance Since 2005 Chief Compliance Officer to the N/A N/A
Birth Date: Officer BBH Trust, BBH Prime
January 26, 1963 Institutional Money Market
50 Milk Street Fund, Inc., BBH Fund, Inc. and
Boston, MA 02109 the BBH U.S. Money Market
Portfolio; Senior Vice
President of BBH & Co. since
September 1994; Joined BBH &
Co. in 1985.

Charles H. Treasurer, Since 2006 Treasurer, Principal Financial N/A N/A
Schreiber Birth Principal Officer and Anti Money
Date: Financial Laundering Officer of BBH
December 10, 1957 Officer, Anti Trust, BBH Prime Institutional
140 Broadway Money Laundering Money Market Fund, Inc., BBH
New York, NY 10005 Officer Fund, Inc. and BBH U.S. Money
Market Portfolio; Senior Vice
President of BBH & Co. since
September 2001; Joined BBH &
Co. in 1999.


34

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


Number of Funds
Term of Office# in Fund Complex Other Trustee/
Name, Birth Date Position(s) Held and Length of Principal Occupation(s) Overseen by Directorships
and Address with Corporation Time Served During Past 5 Years Director^ Held
------------------------------------------------------------------------------------------------------------------------------------
Gail C. Jones Secretary Since 2002 Secretary of BBH Trust, BBH N/A N/A
Birth Date: Prime Institutional Money
October 26, 1953 Market Fund, Inc., BBH Fund,
1001 Liberty Avenue Inc. and BBH U.S. Money Market
Pittsburgh, PA Portfolio (since August 2002);
15222-3779 Counsel, ReedSmith, LLP (since
October 2002);
Corporate Counsel
(January
1997-September
2002) and Vice
President (January
1999-September
2002) of Federated
Services Company.

Judith J. Mackin Vice President Since 2002 Vice President of BBH Trust, N/A N/A
Birth Date: BBH Prime Institutional Money
May 30, 1960 Market Fund, Inc., BBH Fund,
1001 Liberty Avenue Inc. and BBH U.S. Money Market
Pittsburgh, PA Portfolio (since August 2002);
15222-3779 Vice President (since November
1997) of Federated Services
Company.

Victor Siclari Assistant Since 2002 Assistant Secretary of BBH N/A N/A
Birth Date: Secretary Trust, BBH Prime Institutional
November 17, 1961 Money Market Fund, Inc., BBH
1001 Liberty Avenue Fund, Inc. and BBH U.S. Money
Pittsburgh, PA Market Portfolio (since August
15222-3779 2002); Partner, ReedSmith, LLP
(since October
2002); Vice
President (March
1996-September
2002) and Senior
Corporate Counsel
(July
1998-September
2002) of Federated
Investors, Inc.


FINANCIAL STATEMENT OCTOBER 31, 2006 35

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


Number of Funds
Term of Office# in Fund Complex Other Trustee/
Name, Birth Date Position(s) Held and Length of Principal Occupation(s) Overseen by Directorships
and Address with Corporation Time Served During Past 5 Years Director^ Held
------------------------------------------------------------------------------------------------------------------------------------
John C. Smith Assistant Since 2002 Assistant Treasurer of BBH N/A N/A
Birth Date: Treasurer Trust, BBH Prime Institutional
August 2, 1965 Money Market Fund, Inc., BBH
50 Milk Street Fund, Inc. and BBH U.S. Money
Boston, MA 02109 Market Portfolio (since August
2002); Vice
President (since
September 2004),
Assistant Vice
President (since
September 2001),
Associate
(September
2000-August 2001)
and Senior Analyst
(June 1999-August
2000) of BBH & Co.

Nancy D. Osborn Assistant Since 2002 Assistant Secretary of BBH N/A N/A
Birth Date: Secretary, Trust, BBH Prime Institutional
May 4, 1966 Assistant Money Market Fund, Inc., BBH
140 Broadway Treasurer Fund, Inc. and BBH U.S. Money
New York, NY 10005 Market Portfolio (since August
2002); Assistant Vice President
of BBH & Co. since 2003. Joined
BBH & Co. in 1996.


----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of
Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the
Corporation's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money
Market Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH
Trust has four series, and BBH Fund, Inc. has four series each are counted as one "fund" for the purposes of this table.

36

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone: Call 1-800-575-1265
By E-mail send your request to: bbhfunds@bbh.com
On the internet: www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings
Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

BROWN [LOGO]
BROTHERS
HARRIMAN

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics
that applies to the registrant's principal
executive officer, principal financial officer,
principal accounting officer or controller or
persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) A copy of the code of ethics referenced
in Item 2(a) of this Form N-CSR is available
and can be mailed, free of charge, to
anyone by calling (800) 575-1265.
(2) Not applicable.
(3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees board
has designated two members of the audit
committee as financial experts.
(2) The following Trustees have been designated
as audit committee financial experts by the
Board of Trustees: independent audit committee
members Arthur Miltenberger and David Feldman
are the designated audit committee financial
experts.
(3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclosure of the aggregate fees billed for each
of the last two fiscal years for professional services
rendered for the audit of the annual financial
statements or services that are normally provided
with statutory and regulatory filings or engagements
for those fiscal years. 2006: $88,600
2005: $78,200

(b) Audit-Related Fees  2006: $5,000, 2005: 0
(c)  Tax Fees - Tax Compliance  2006: $16,000, 2005:16,000
(d) All Other Fees -   Security Counts 2006: $19,200
2005: $18,000

AIMR 2006: $20,000
2005: 0
Activity Based Costing Review
2006: $902,424
2005: 0

(e) 1.) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES
Audit services provided by the Funds' auditors
The ("Auditors") on behalf of the Funds shall be
pre-approved of the entire audit committee.

Non-audit services provided by the Auditors on behalf
of the Funds shall be pre-approved by the Audit
Committee, except that such services may be pre-approved
solely by the chairman of the Audit Committee if the fee
for such services does not exceed $5,000 per Fund.

Non-audit services performed by the Auditors on
behalf of BBH&Co. and that requires pre-approval
shall be pre-approved by the Audit Committee,
except that such services may be pre-approved
solely by the chairman of the Audit Committee
if the fees for such services do not exceed
$15,000.

(f)  If greater than 50 percent, disclosure of the
percentage of hours expended on principal
accountant's engagement to audit the registrant's
financial statements for the most recent fiscal
year that were attributed to work performed by
persons other than the principle accountants'
full-time, permanent employees.

(g) Disclosure of non-audit fees billed
by the registrant's accountant to the
registrant and rendered to the registrant's
investment adviser, and any entity controlling,
controlled by, or under common control, with
the adviser that provides ongoing services
to the registrant for each of the last two
fiscal years of the registrant.

NOTE: For the purposes of item g, we are
considering the following entities as
controlling, controlled by, or under
common control, with the adviser that
provides ongoing services to the
registrant:

BBH Trust Company (Cayman) Limited
BBH International Equity Fund Cayman
BBH US Equity Fund Cayman
New World Investment Trust
World Investment Trust
Global Investment Trust
American Investment Trust
Brown Brothers Harriman and Co.
Brown Brothers Harriman Trust Company, LLC
Brown Brothers Harriman Infomediary, LLC

h) Disclosure of whether the registrant's audit
committee of the board of directors has considered
whether the provision of the non-audit services that
were rendered to the registrant's investment adviser
and any entity controlling, controlled by, or under
common control, with the adviser that provides ongoing
services to the registrant that were not approved pursuant
to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible
with maintaining the principle accountant's independence.

The audit committee of the board of directors
has considered whether the provision of the
non-audit services that were rendered to the
registrant's investment adviser and any entity
controlling, controlled by, or under common
control, with the adviser that provides ongoing
services to the registrant that were not approved
pursuant to (c)(7)(ii) of Rule 2-01 of Regulation
S-X is compatible with maintaining the principle
accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit
committee. The members of the audit committee
are: Eugene P. Beard ,Richard Carpenter,
David P. Feldman, Alan G. Lowy
and Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES
BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF
SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the
registrant's disclosure controls and
procedures as conducted within 90
days of the filing date of this Form
N-CSR, the registrant's principal
financial officer and principal executive
officer have concluded that those
disclosure controls and procedures
provide reasonable assurance that
the material information required to be
disclosed by the registrant on this
report is recorded, processed,
summarized and reported within the
time periods specified in the Securities
and Exchange Commission's rules and forms.

(b) There were no significant changes in
the registrant's internal controls or
in other factors that could significantly
affect these controls subsequent
to the date of their evaluation.

ITEM 11. EXHIBITS.

(a)(1) The registrant?s code of ethics that is
the subject of the disclosure required
by Item 2 is filed as Exhibit 11(a) (1)

(a)(2) A separate certification for each principal
executive officer and principal financial
officer of the registrant as required by
Rule 30a-2(a) under the Act (17 CFR 270.30a-2)
is filed as Exhibit 11(a) (2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under
the Act and Section 1350 of Chapter 63 of Title 18

of the United States Code are attached as exhibit 11(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this
report to be signed on its behalf by the undersigned,
thereunto duly authorized.

(Registrant)   BBH FUND, INC.
-------------------------------------

By (Signature and Title)* /s/ John A. Nielsen
------------------------------
John A. Nielsen, President
(Principle Executive Officer)
Date: January 5, 2007
------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the
following persons on behalf of the registrant and
in the capacities and on the
dates indicated.

By (Signature and Title)* /s/ Charles Schreiber
---------------------------
Cherles Schreiber
(Principal Financial Officer)

Date: January 5, 2007
------------------

- Print name and title of each signing officer
under his or her signature.

EXHIBIT 11(a) (1)

A copy of the code of ethics is available and can
be mailed, free of charge, to anyone by calling
(800) 575-1265.

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed Securities Fund, BBH International Equity Fund, BBH Tax-Efficient Equity Fund, and BBH Broad Market Fixed Income Fund, ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

d.) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 5, 2007

/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed Securities Fund, BBH International Equity Fund, BBH Tax-Efficient Equity Fund, and BBH Broad Market Fixed Income Fund, ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.)evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

d.) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: January 5, 2007

/s/ Charles H. Schreiber III
==========================
Charles H. Schreiber III
Treasurer - Principal Financial Officer

EXHIBIT 11(b)
SECTION 906 CERTIFICATIONS

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Fund, Inc. ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended October 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: January 5, 2007
------------------

/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

Date: January 5, 2007
------------------

/s/ Charles H. Schreiber III

=======================
Charles H. Schreiber III
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant
to 18 U.S.C.ss. 1350 and is not being filed as part
of the Report or as a separate disclosure document.